UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY	14450
(Address of principal executive offices)	(Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 through June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS

Manning & Napier Fund, Inc.

INTERNATIONAL SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,073.10	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Country Allocation1

1As a percentage of net assets.

2Miscellaneous

Mexico 0.63%

Norway 1.62%

Portugal 1.13%

Spain 0.65%

Sector Allocation3

3As a percentage of net assets.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 89.33%

Consumer Discretionary - 8.85%
Auto Components - 0.98%
Hankook Tire Co. Ltd. (South Korea)	143,000	$1,869,171

Household Durables - 3.23%
Corporacion Geo S.A.B. de C.V. - Class B* (Mexico)	627,000	1,211,383
Klabin Segall S.A.* (Brazil)	140,000	222,234
LG Electronics, Inc. (South Korea)	26,000	2,388,130
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	2,366,323

		6,188,070

Media - 2.49%
Impresa - Sociedade Gestora de Participacoes S.A.* (Portugal)	338,000	464,631
Reed Elsevier plc - ADR (United Kingdom)	48,131	1,434,785
Societe Television Francaise 1 (France)	86,800	973,184
Wolters Kluwer N.V. (Netherlands)	105,037	1,834,328
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. - ADR (Portugal)	13,275	69,428

		4,776,356

Multiline Retail - 0.78%
PPR (France)	18,300	1,492,806

Specialty Retail - 0.78%
KOMERI Co. Ltd. (Japan)	67,000	1,485,102

Textiles, Apparel & Luxury Goods - 0.59%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,138,500

Total Consumer Discretionary		16,950,005

Consumer Staples - 18.80%
Beverages - 2.24%
Diageo plc (United Kingdom)	130,000	1,863,711
Kirin Holdings Co. Ltd. (Japan)	173,000	2,424,730

		4,288,441

Food & Staples Retailing - 6.24%
Carrefour S.A. (France)	132,332	5,646,631
Casino Guichard-Perrachon S.A. (France)	27,300	1,840,015
Casino Guichard-Perrachon S.A. - Rights (France)	27,300	105,308
President Chain Store Corp. (Taiwan)	495,000	1,269,115
Tesco plc (United Kingdom)	533,000	3,100,326

		11,961,395

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 8.30%
Cadbury plc (United Kingdom)	657,920	$5,606,227
Danone S.A. (France)	31,952	1,576,737
IOI Corp. Berhad (Malaysia)	446,400	599,775
Nestle S.A. (Switzerland)	84,000	3,164,209
Suedzucker AG (Germany)	72,400	1,466,463
Unilever plc - ADR (United Kingdom)	148,000	3,478,000

		15,891,411

Household Products - 2.02%
Kao Corp. (Japan)	47,000	1,027,149
Reckitt Benckiser Group plc (United Kingdom)	62,500	2,843,807

		3,870,956

Total Consumer Staples		36,012,203

Energy - 8.08%
Oil, Gas & Consumable Fuels - 8.08%
BP plc (United Kingdom)	205,000	1,611,268
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	182,300	6,081,528
Royal Dutch Shell plc - Class B (Netherlands)	70,500	1,769,748
Royal Dutch Shell plc - Class B - ADR (Netherlands)	70,100	3,565,286
Total S.A. (France)	45,160	2,437,554

Total Energy		15,465,384

Financials - 14.18%
Capital Markets - 0.80%
Daiwa Securities Group, Inc. (Japan)	79,000	471,605
Nomura Holdings, Inc. (Japan)	63,000	532,413
OSK Holdings Berhad (Malaysia)	1,337,000	529,015

		1,533,033

Commercial Banks - 5.39%
BNP Paribas (France)	26,000	1,686,749
The Chugoku Bank Ltd. (Japan)	137,000	1,904,516
Commerzbank AG* (Germany)	62,500	384,428
Credit Agricole S.A. (France)	57,900	720,877
The Hachijuni Bank Ltd. (Japan)	244,000	1,383,140
Hong Leong Financial Group Berhad (Malaysia)	653,000	918,252
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	1,055,440
Royal Bank of Scotland Group plc* (United Kingdom)	254,302	161,642
Societe Generale (France)	14,140	771,253
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,333,472

		10,319,769

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services - 0.34%
ING Groep N.V. (Netherlands)	65,395	$657,885

Insurance - 6.09%
Allianz SE (Germany)	32,620	2,992,908
Amil Participacoes S.A. (Brazil)	717,000	3,454,716
AXA S.A. (France)	44,892	843,169
Muenchener Rueckverisicherungs - Gesellschaft AG (Munich Re) (Germany)	32,400	4,368,871

		11,659,664

Real Estate Investment Trusts (REITS) - 1.02%
Alstria Office REIT AG (Germany)	250,000	1,949,755

Real Estate Management & Development - 0.02%
OSK Property Holdings Berhad (Malaysia)	243,091	35,983

Thrifts & Mortgage Finance - 0.52%
Aareal Bank AG* (Germany)	92,000	1,002,707

Total Financials		27,158,796

Health Care - 9.79%
Health Care Equipment & Supplies - 0.67%
Straumann Holding AG (Switzerland)	7,114	1,296,015

Pharmaceuticals - 9.12%
AstraZeneca plc (United Kingdom)	22,300	979,637
AstraZeneca plc - ADR (United Kingdom)	37,000	1,633,180
Bayer AG (Germany)	107,350	5,755,168
GlaxoSmithKline plc (United Kingdom)	138,000	2,425,613
Novartis AG - ADR (Switzerland)	49,000	1,998,710
Sanofi-Aventis (France)	21,083	1,238,228
Shire plc (United Kingdom)	170,000	2,336,486
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,093,023

		17,460,045

Total Health Care		18,756,060

Industrials - 10.08%
Airlines - 1.08%
Deutsche Lufthansa AG (Germany)	164,800	2,068,929

Commercial Services & Supplies - 1.69%
Taiwan Secom (Taiwan)	627,210	969,439
Tomra Systems ASA (Norway)	628,780	2,259,722

		3,229,161

Electrical Equipment - 0.69%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,309,920

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates - 3.70%
Siemens AG (Germany)	92,300	$6,373,776
Sonae (Portugal)	669,100	632,581
Sonae Capital S.A. (SGPS)* (Portugal)	83,637	78,603

		7,084,960

Machinery - 0.65%
FANUC Ltd. (Japan)	15,500	1,248,754

Road & Rail - 1.44%
All America Latina Logistica (ALL) (Brazil)	450,000	2,763,118

Transportation Infrastructure - 0.83%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,592,417

Total Industrials		19,297,259

Information Technology - 3.93%
Communications Equipment - 0.33%
D-Link Corp. (Taiwan)	787,374	640,903

Electronic Equipment, Instruments & Components - 0.87%
KEYENCE Corp. (Japan)	5,445	1,113,647
Yageo Corp. (Taiwan)	2,690,000	543,708

		1,657,355

Semiconductors & Semiconductor Equipment - 1.44%
Hynix Semiconductor, Inc.* (South Korea)	66,000	707,254
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	218,473	2,055,831

		2,763,085

Software - 1.29%
SAP AG (Germany)	61,400	2,463,200

Total Information Technology		7,524,543

Materials - 3.84%
Chemicals - 0.01%
Arkema (France)	1,129	26,447

Construction Materials - 0.76%
Taiwan Cement Corp. (Taiwan)	1,518,827	1,453,910

Metals & Mining - 3.07%
Antofagasta plc - ADR (United Kingdom)	303,800	5,878,682

Total Materials		7,359,039

Telecommunication Services - 6.24%
Diversified Telecommunication Services - 4.77%
France Telecom S.A. (France)	124,500	2,822,123
France Telecom S.A. - ADR (France)	31,000	707,110

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	$920,822
Swisscom AG - ADR (Switzerland)	85,000	2,605,250
Telefonica S.A. - ADR (Spain)	18,250	1,238,993
Telenor ASA - ADR (Norway)	36,250	835,562

		9,129,860

Wireless Telecommunication Services - 1.47%
Digi.com Berhad (Malaysia)	227,000	1,434,500
SK Telecom Co. Ltd. - ADR (South Korea)	91,000	1,378,650

		2,813,150

Total Telecommunication Services		11,943,010

Utilities - 5.54%
Electric Utilities - 2.43%
E.ON AG (Germany)	131,211	4,643,578

Multi-Utilities - 1.88%
GDF Suez (France)	41,370	1,540,110
National Grid plc (United Kingdom)	229,000	2,062,469

		3,602,579

Water Utilities - 1.23%
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	2,358,606

Total Utilities		10,604,763

TOTAL COMMON STOCKS (Identified Cost $182,116,144)		171,071,062

SHORT-TERM INVESTMENTS - 10.03%
Dreyfus Cash Management, Inc. - Institutional Shares	6,212,589	6,212,589
Federal Home Loan Bank Discount Note, 7/15/2009	$10,000,000	9,999,326
Federal Home Loan Bank Discount Note, 8/7/2009	3,000,000	2,999,620

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,211,519)		19,211,535

TOTAL INVESTMENTS - 99.36% (Identified Cost $201,327,663)		190,282,597

OTHER ASSETS, LESS LIABILITIES - 0.64%		1,231,234

NET ASSETS - 100%		$191,513,831

*Non-income producing security

ADR - American Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 18.49%; Germany - 17.48%; France - 13.35%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $201,327,663) (Note 2)	$190,282,597
Foreign currency, at value (cost $618,062)	617,579
Foreign tax reclaims receivable	355,220
Dividends receivable	350,264
Receivable for fund shares sold	226,327
Prepaid expenses	9,118

TOTAL ASSETS	191,841,105

LIABILITIES:

Accrued management fees (Note 3)	158,983
Accrued fund accounting and transfer agent fees (Note 3)	8,972
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for fund shares repurchased	101,849
Custodian fees payable	34,126
Audit fees payable	22,944

TOTAL LIABILITIES	327,274

TOTAL NET ASSETS	$191,513,831

NET ASSETS CONSIST OF:

Capital stock	$271,798
Additional paid-in-capital	199,874,745
Undistributed net investment income	3,535,386
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(1,132,765)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(11,035,333)

TOTAL NET ASSETS	$191,513,831

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($191,513,831/27,179,830 shares)	$7.05

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $536,540)	$4,286,943
Interest	12,284

Total Investment Income	4,299,227

EXPENSES:

Management fees (Note 3)	855,171
Fund accounting and transfer agent fees (Note 3)	54,634
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	39,788
Miscellaneous	45,211

Total Expenses	1,002,826
Less reduction of expenses (Note 3)	(1,634)

Net Expenses	1,001,192

NET INVESTMENT INCOME	3,298,035

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(1,139,953)
Foreign currency and translation of other assets and liabilities	(207)

(1,140,160)

Net change in unrealized depreciation on -
Investments	9,805,683
Foreign currency and translation of other assets and liabilities	60,808

9,866,491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:	8,726,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,024,366

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,298,035	$5,748,981
Net realized gain (loss) on investments and foreign currency	(1,140,160)	7,829,032
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,866,491	(104,908,391)

Net increase (decrease) from operations	12,024,366	(91,330,378)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(5,329,285)
From net realized gain on investments	—	(12,640,693)

Total distributions to shareholders	—	(17,969,978)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(2,783,065)	21,493,340

Net increase (decrease) in net assets	9,241,301	(87,807,016)

NET ASSETS:

Beginning of period	182,272,530	270,079,546

End of period (including undistributed net investment income of $3,535,386 and $237,351, respectively)	$191,513,831	$182,272,530

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.57	$10.87	$9.84	$9.90	$9.52	$8.83

Income (loss) from investment operations:
Net investment income	0.12	0.22	0.15	0.15	0.11	0.08
Net realized and unrealized gain (loss) on investments	0.36	(3.82)	1.12	2.01	1.21	1.44

Total from investment operations	0.48	(3.60)	1.27	2.16	1.32	1.52

Less distributions to shareholders:
From net investment income	—	(0.21)	(0.14)	(0.15)	(0.11)	(0.08)
From net realized gain on investments	—	(0.49)	(0.10)	(2.07)	(0.83)	(0.75)

Total distributions to shareholders	—	(0.70)	(0.24)	(2.22)	(0.94)	(0.83)

Net asset value - End of period	$7.05	$6.57	$10.87	$9.84	$9.90	$9.52

Net assets - End of period (000’s omitted)	$191,514	$182,273	$270,080	$215,981	$193,168	$165,917

Total return[1]	7.31%	(33.25%)	13.01%	21.96%	13.99%	17.67%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.17%*[2]	1.15%	1.16%	1.18%	1.24%	1.29%
Net investment income	3.86%[2]	2.49%	1.47%	1.39%	1.10%	0.86%
Portfolio turnover	5%	9%	20%	30%	35%	19%

*The advisor did not impose all of its fund accounting and transfer agent fees during the period ended 6/30/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[2,3].

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

3Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as International Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$171,071,062	$161,682,140	$9,388,922	$—
Preferred securities	—	—	—	—
Debt securities:	—	—	—	—
US Treasury and other US government agencies	12,998,946	—	12,998,946	—
Mutual funds	6,212,589	6,212,589	—	—
Other financial instruments**	—	—	—	—

Total	$190,282,597	$167,894,729	$22,387,868	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements (continued)

credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,634, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $7,947,347 and $7,899,333, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of International Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount
Sold	1,565,913	$9,973,606	3,218,386	$29,077,214
Reinvested	—	—	2,584,702	17,625,216
Repurchased	(2,132,453)	(12,756,671)	(2,903,240)	(25,209,090)

Total	(566,540)	$(2,783,065)	2,899,848	$21,493,340

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and

16

Notes to Financial Statements (unaudited)

7.	FOREIGN SECURITIES (continued)

the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$8,571,250
Long-term capital gains	9,398,728

For the year ended December 31, 2008, the Series elected to defer $6 of currency losses attributable to Post-October losses.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$201,743,256
Unrealized appreciation	$25,985,548
Unrealized depreciation	(37,446,207)

Net unrealized depreciation	$(11,460,659)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

WORLD OPPORTUNITIES SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09-6/30/09*
Actual	$1,000.00	$1,108.80	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Country Allocation1

1As a percentage of net assets.

2Miscellaneous

China 0.8%

Denmark 1.5%

Finland 1.9%

Hong Kong 0.3%

Mexico 2.0%

Singapore 0.8%

South Korea 1.5%

Spain 1.0%

United States 1.5%

Thailand 0.6%

Sector Allocation3

3As a percentage of net assets.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 91.3%

Consumer Discretionary - 7.5%
Automobiles - 0.7%
Suzuki Motor Corp. (Japan)	731,000	$16,468,750

Hotels, Restaurants & Leisure - 0.6%
Club Mediterranee S.A.* (France)	852,070	12,728,880

Leisure Equipment & Products - 1.1%
Sankyo Co. Ltd. (Japan)	445,500	23,819,819

Media - 4.1%
Grupo Televisa S.A. - ADR (Mexico)	2,596,550	44,141,350
Societe Television Francaise 1 (France)	4,188,150	46,956,675

		91,098,025

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	576,650	21,871,788

Total Consumer Discretionary		165,987,262

Consumer Staples - 15.6%
Beverages - 3.5%
Carlsberg A/S - Class B (Denmark)	524,150	33,625,313
Heineken N.V. (Netherlands)	1,191,440	44,187,448

		77,812,761

Food & Staples Retailing - 2.1%
Carrefour S.A. (France)	1,051,440	44,865,137

Food Products - 8.0%
Cadbury plc (United Kingdom)	5,156,340	43,937,887
Nestle S.A. (Switzerland)	1,238,070	46,637,047
Unilever plc - ADR (United Kingdom)	3,686,930	86,642,855

		177,217,789

Personal Products - 2.0%
L’Oreal S.A. (France)	296,440	22,152,643
Natura Cosmeticos S.A. (Brazil)	1,736,920	22,695,566

		44,848,209

Total Consumer Staples		344,743,896

Energy - 6.2%
Energy Equipment & Services - 4.7%
Calfrac Well Services Ltd. (Canada)	2,675,590	28,414,770
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	2,670,960	47,993,432
Trican Well Service Ltd. (Canada)	3,111,750	26,812,052

		103,220,254

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.5%
Talisman Energy, Inc. (Canada)	2,290,230	$32,908,886

Total Energy		136,129,140

Financials - 4.1%
Commercial Banks - 0.5%
Societe Generale (France)	202,060	11,021,171

Diversified Financial Services - 0.9%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	387,031	21,178,100

Insurance - 2.7%
Allianz SE (Germany)	412,810	37,875,611
Willis Group Holdings Ltd. (United Kingdom)	823,890	21,198,690

		59,074,301

Total Financials		91,273,572

Health Care - 21.1%
Health Care Equipment & Supplies - 7.8%
Covidien plc (Ireland)	1,908,970	71,471,837
Mindray Medical International Ltd. - ADR (China)	610,120	17,034,550
Nobel Biocare Holding AG (Switzerland)	1,398,870	30,545,150
Straumann Holding AG (Switzerland)	119,500	21,770,275
Synthes, Inc. (United States)	336,710	32,514,848

		173,336,660

Health Care Providers & Services - 6.1%
BML, Inc. (Japan)	563,600	12,521,844
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	18,194,700	13,897,244
Diagnosticos da America S.A.* (Brazil)	1,550,090	27,295,889
Sonic Healthcare Ltd. (Australia)	8,256,390	81,944,659

		135,659,636

Life Sciences Tools & Services - 4.1%
Lonza Group AG (Switzerland)	671,560	66,704,708
QIAGEN N.V.* (Netherlands)	1,227,360	22,816,622

		89,521,330

Pharmaceuticals - 3.1%
Novartis AG - ADR (Switzerland)	1,424,130	58,090,263
Santen Pharmaceutical Co. Ltd. (Japan)	349,600	10,652,782

		68,743,045

Total Health Care		467,260,671

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials - 15.2%
Aerospace & Defense - 2.7%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	3,657,050	$60,560,748

Air Freight & Logistics - 2.5%
TNT N.V. (Netherlands)	2,876,219	55,857,334

Airlines - 1.8%
Ryanair Holdings plc - ADR* (Ireland)	778,610	22,104,738
Singapore Airlines Ltd. (Singapore)	1,936,000	17,781,092

		39,885,830

Electrical Equipment - 4.4%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	2,750,030	43,395,473
Gamesa Corporacion Tecnologica S.A. (Spain)	1,159,520	21,973,482
Nexans S.A. (France)	597,590	31,739,975

		97,108,930

Industrial Conglomerates - 3.8%
Siemens AG (Germany)	902,570	62,326,971
Tyco International Ltd. (Switzerland)	823,500	21,394,530

		83,721,501

Total Industrials		337,134,343

Information Technology - 18.7%
Communications Equipment - 3.7%
Alcatel-Lucent - ADR* (France)	16,291,070	40,401,854
Nokia Corp. - ADR (Finland)	2,836,450	41,355,441

		81,757,295

IT Services - 5.7%
Amdocs Ltd.* (Guernsey)	4,180,450	89,670,653
Redecard S.A. (Brazil)	2,315,670	35,458,401

		125,129,054

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding N.V. (Netherlands)	2,083,710	45,040,708
Tokyo Electron Ltd. (Japan)	666,800	32,329,277

		77,369,985

Software - 5.8%
Misys plc (United Kingdom)	10,355,270	29,384,505
SAP AG - ADR (Germany)	804,900	32,348,931
Square Enix Holdings Co. Ltd. (Japan)	1,006,300	23,663,512
UbiSoft Entertainment S.A.* (France)	1,809,060	44,014,175

		129,411,123

Total Information Technology		413,667,457

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Materials - 1.1%
Chemicals - 0.7%
Johnson Matthey plc (United Kingdom)	840,628	$15,916,480

Paper & Forest Products - 0.4%
Norbord, Inc. (Canada)	7,911,480	9,184,365

Total Materials		25,100,845

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.* (Hong Kong)	17,400,000	2,379,932
Hutchison Telecommunications Hong Kong Holdings Ltd. - ADR* (Hong Kong)	135,670	284,907

		2,664,839

Wireless Telecommunication Services - 1.7%
Hutchison Telecommunications International Ltd. (Hong Kong)	17,400,000	4,086,299
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	135,670	481,629
SK Telecom Co. Ltd. - ADR (South Korea)	2,175,190	32,954,129

		37,522,057

Total Telecommunication Services		40,186,896

TOTAL COMMON STOCKS (Identified Cost $2,260,044,794)		2,021,484,082

PREFERRED STOCKS - 1.4%
Consumer Staples - 1.4%
Household Products - 1.4%
Henkel AG & Co. KGaA (Germany) (Identified Cost $33,899,584)	1,033,220	32,116,474

SHORT-TERM INVESTMENTS - 7.4%
Dreyfus Cash Management, Inc. - Institutional Shares	62,960,768	62,960,768
Federal Home Loan Bank Discount Note, 8/7/2009	$100,000,000	99,983,374

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $162,946,378)		162,944,142

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

Value (Note 2)
TOTAL INVESTMENTS - 100.1% (Identified Cost $2,456,890,756)	$2,216,544,698

LIABILITIES, LESS OTHER ASSETS - (0.1%)	(2,702,753)

NET ASSETS - 100%	$2,213,841,945

*Non-income producing security

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 14.6%; Switzerland - 13.0%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $2,456,890,756) (Note 2)	$2,216,544,698
Foreign currency, at value (cost $130,506)	133,834
Receivable for fund shares sold	14,372,137
Foreign tax reclaims receivable	1,730,616
Dividends receivable	498,493
Prepaid expenses	33,663

TOTAL ASSETS	2,233,313,441

LIABILITIES:

Accrued management fees (Note 3)	1,751,953
Accrued fund accounting and transfer agent fees (Note 3)	184,955
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for securities purchased	16,417,210
Payable for fund shares repurchased	1,094,321
Audit fees payable	22,657

TOTAL LIABILITIES	19,471,496

TOTAL NET ASSETS	$2,213,841,945

NET ASSETS CONSIST OF:

Capital stock	$3,396,290
Additional paid-in-capital	2,550,656,109
Undistributed net investment income	34,392,829
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(134,291,140)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(240,312,143)

TOTAL NET ASSETS	$2,213,841,945

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($2,213,841,945/339,628,996 shares)	$6.52

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $3,160,728)	$26,612,387
Interest	45,430

Total Investment Income	26,657,817

EXPENSES:

Management fees (Note 3)	7,848,658
Fund accounting and transfer agent fees (Note 3)	889,172
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	111,531
Miscellaneous	188,394

Total Expenses	9,045,777
Less reduction of expenses (Note 3)	(21,617)

Net Expenses	9,024,160

NET INVESTMENT INCOME	17,633,657

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on -
Investments	(92,980,395)
Foreign currency and translation of other assets and liabilities	169,219

(92,811,176)

Net change in unrealized depreciation on -
Investments	275,048,014
Foreign currency and translation of other assets and liabilities	55,386

275,103,400

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	182,292,224

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$199,925,881

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$17,633,657	$22,557,806
Net realized loss on investments and foreign currency	(92,811,176)	(42,209,203)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	275,103,400	(557,735,908)

Net increase (decrease) from operations	199,925,881	(577,387,305)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(5,302,658)
From net realized gain on investments	—	(25,379,417)

Total distributions to shareholders	—	(30,682,075)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	673,858,571	1,106,263,251

Net increase in net assets	873,784,452	498,193,871

NET ASSETS:

Beginning of period	1,340,057,493	841,863,622

End of period (including undistributed net investment income of $34,392,829 and $16,759,172, respectively)	$2,213,841,945	$1,340,057,493

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.88	$10.07	$9.58	$8.46	$8.33	$6.84

Income (loss) from investment operations:
Net investment income	0.03	0.10	0.05	0.12	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.61	(4.08)	1.36	2.71	0.87	1.68

Total from investment operations	0.64	(3.98)	1.41	2.83	0.94	1.73

Less distributions to shareholders:
From net investment income	—	(0.03)	(0.05)	(0.14)	(0.07)	(0.06)
From net realized gain on investments	—	(0.18)	(0.87)	(1.57)	(0.74)	(0.18)

Total distributions to shareholders	—	(0.21)	(0.92)	(1.71)	(0.81)	(0.24)

Net asset value - End of period	$6.52	$5.88	$10.07	$9.58	$8.46	$8.33

Net assets - End of period (000’s omitted)	$2,213,842	$1,340,057	$841,864	$317,121	$206,636	$160,895

Total return[1]	10.88%	(40.07%)	15.13%	33.88%	11.33%	25.42%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.15%*[2]	1.16%	1.14%	1.16%	1.21%	1.26%
Net investment income	2.24%[2]	2.17%	0.75%	1.35%	0.95%	0.75%
Portfolio turnover	15%	34%	49%	64%	46%	42%

*The investment advisor did not impose all of its fund accounting and transfer agent fees for the period ended 6/30/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[2,3].

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

3Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 1.2 billion have been designated as World Opportunities Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$2,021,484,082	$2,021,484,082	$—	$—
Preferred securities	32,116,474	32,116,474	—	—
Debt securities:	—	—	—	—
US Treasury and other US government agencies	99,983,374	—	99,983,374	—
Mutual funds	62,960,768	62,960,768	—	—
Other financial instruments**	—	—	—	—

Total	$2,216,544,698	$2,116,561,324	$99,983,374	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $21,617, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $845,583,960 and $224,970,539, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of World Opportunities Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount
Sold	165,369,016	$968,326,349	205,450,755	$1,542,940,375
Reinvested	—	—	3,218,909	24,925,839
Repurchased	(53,808,452)	(294,467,778)	(64,232,889)	(461,602,963)

Total	111,560,564	$673,858,571	144,436,775	$1,106,263,251

Approximately 7% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial investments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30 , 2009.

16

Notes to Financial Statements (unaudited)

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$9,943,598
Long-term capital gains	20,738,477

For the year ended December 31, 2008, the Series elected to defer $17,461,454 of capital losses attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $23,990,865, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$2,456,918,401
Unrealized appreciation	$82,828,400
Unrealized depreciation	(323,202,103)

Net unrealized depreciation	$(240,373,703)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

LIFE SCIENCES SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,203.10	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Top Ten Stock Holdings2

Dexcom, Inc.	6.62%	Gen-Probe, Inc.	4.86%
Covidien plc (Ireland)	5.72%	Abaxis, Inc.	4.54%
Inverness Medical Innovations, Inc.	5.53%	DENTSPLY International, Inc.	4.31%
bioMerieux (France)	5.13%	Sonic Healthcare Ltd. (Australia)	4.15%
Eclipsys Corp.	4.93%	Icon plc – ADR (Ireland)	3.58%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 91.01%

Financials - 0.03%
Insurance - 0.03%
Avalon HealthCare Holdings, Inc.*[1,2,3,4]	38,359	$57,538

Health Care - 90.98%
Biotechnology - 3.28%
Celera Corp.*	955,000	7,286,650

Health Care Equipment & Supplies - 55.16%
Abaxis, Inc.*	480,000	9,859,200
Align Technology, Inc.*	475,000	5,035,000
bioMerieux (France) (Note 7)	127,252	11,148,897
Covidien plc (Ireland) (Note 7)	332,000	12,430,080
DENTSPLY International, Inc.	307,000	9,369,640
Dexcom, Inc.*	2,323,200	14,380,608
Gen-Probe, Inc.*	246,000	10,573,080
Hologic, Inc.*	420,000	5,976,600
Inverness Medical Innovations, Inc.*	216,000	7,685,280
Inverness Medical Innovations, Inc.*[3,5]	122,000	4,340,760
Micrus Endovascular Corp.*	283,194	2,560,074
Nobel Biocare Holding AG (Switzerland) (Note 7)	242,000	5,284,212
OraSure Technologies, Inc.*	1,246,000	3,077,620
Orthofix International N.V.* (Netherlands Antilles) (Note 7)	46,000	1,150,460
Sirona Dental Systems, Inc.*	293,000	5,857,070
Straumann Holding AG (Switzerland) (Note 7)	22,917	4,174,974
Synthes, Inc.	53,000	5,118,015
Zoll Medical Corp.*	243,100	4,701,554

		122,723,124

Health Care Providers & Services - 11.85%
Bio-Reference Laboratories, Inc.*	215,000	6,796,150
Diagnosticos da America S.A.* (Brazil) (Note 7)	250,000	4,402,307
Sonic Healthcare Ltd. (Australia) (Note 7)	910,000	9,031,749
VCA Antech, Inc.*	230,000	6,141,000

		26,371,206

Health Care Technology - 7.33%
Allscripts - Misys Healthcare Solutions, Inc.	352,760	5,594,774
Eclipsys Corp.*	603,000	10,721,340

		16,316,114

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 13.36%
Caliper Life Sciences, Inc.*	2,578,423	$4,563,809
Exelixis, Inc.*	1,120,400	5,456,348
Icon plc - ADR* (Ireland) (Note 7)	360,400	7,777,432
Luminex Corp.*	50,324	933,007
Pharmaceutical Product Development, Inc. (PPD)	199,440	4,630,997
QIAGEN N.V.* (Netherlands) (Note 7)	342,460	6,366,331

		29,727,924

Total Health Care		202,425,018

TOTAL COMMON STOCKS (Identified Cost $214,320,423)		202,482,556

PREFERRED STOCKS - 0.62%
Financials - 0.62%
Insurance - 0.62%
Avalon HealthCare Holdings, Inc. - Series D*[1,2,3,6] (Identified Cost $2,312,500)	925,000	1,387,500

WARRANTS - 0.04%
Financials - 0.01%
Insurance - 0.01%
Avalon HealthCare Holdings, Inc., 2/27/2014[1,2,3,7]	38,359	15,344

Health Care - 0.03%
Life Sciences Tools & Services - 0.03%
Caliper Life Sciences, Inc., 8/15/2010[2,3,8]	285,000	55,730
Caliper Life Sciences, Inc., 8/10/2011	401,109	24,066

Total Health Care		79,796

TOTAL WARRANTS (Identified Cost $560,760)		95,140

SHORT-TERM INVESTMENTS - 6.03%
Dreyfus Cash Management, Inc. - Institutional Shares	6,411,347	6,411,347
Federal Home Loan Bank Discount Note, 8/7/2009	$7,000,000	6,998,836

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,410,340)		13,410,183

TOTAL INVESTMENTS - 97.70% (Identified Cost $230,604,023)		217,375,379

OTHER ASSETS, LESS LIABILITIES - 2.30%		5,122,595

NET ASSETS - 100%		$222,497,974

*Non-income producing security

ADR - American Depository Receipt

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

1The Chairman and CEO of the company serves as a director of the Fund (see Note 2 to the financial statements).

2Security has been valued at fair value (see Note 2 to the financial statements).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $5,856,872, or 2.63%, of the Series’ net assets as of June 30, 2009 (see Note 2 to the financial statements).

4This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

5This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

6This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

7This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

8This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $230,604,023) (Note 2)	$217,375,379
Receivable for securities sold	5,164,906
Receivable for fund shares sold	247,725
Foreign tax reclaims receivable	56,000
Dividends receivable	13,040

TOTAL ASSETS	222,857,050

LIABILITIES:

Accrued management fees (Note 3)	179,235
Accrued fund accounting and transfer agent fees (Note 3)	10,380
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for fund shares repurchased	146,681
Audit fees payable	19,637
Other payables and accrued expenses	2,743

TOTAL LIABILITIES	359,076

TOTAL NET ASSETS	$222,497,974

NET ASSETS CONSIST OF:

Capital stock	$264,540
Additional paid-in-capital	288,165,957
Undistributed net investment loss	(440,203)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(52,264,245)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(13,228,075)

TOTAL NET ASSETS	$222,497,974

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($222,497,974/26,453,996 shares)	$8.41

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $56,448)	$616,107
Interest	3,746

Total Investment Income	619,853

EXPENSES:

Management fees (Note 3)	940,251
Fund accounting and transfer agent fees (Note 3)	59,864
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	13,433
Miscellaneous	40,313

Total Expenses	1,061,883
Less reduction of expenses (Note 3)	(1,827)

Net Expenses	1,060,056

NET INVESTMENT LOSS	(440,203)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on - Investments	(16,815,386)
Foreign currency and translation of other assets and liabilities	6,176

(16,809,210)

Net change in unrealized depreciation on - Investments	54,454,877
Foreign currency and translation of other assets and liabilities	1,461

54,456,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:	37,647,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,206,925

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(440,203)	$(1,595,292)
Net realized loss on investments and foreign currency	(16,809,210)	(34,579,191)
Net change in unrealized depreciation on investments and foreign currency	54,456,338	(81,007,463)

Net increase (decrease) from operations	37,206,925	(117,181,946)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(2,894,633)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	2,586,771	3,111,722

Net increase (decrease) in net assets	39,793,696	(116,964,857)

NET ASSETS:

Beginning of period	182,704,278	299,669,135

End of period (including undistributed net investment loss of $440,203 and $0, respectively)	$222,497,974	$182,704,278

8	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.99	$11.54	$11.41	$12.10	$11.89	$11.96

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.06)	(0.08)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	1.44	(4.38)	1.25	1.56	1.71	0.43

Total from investment operations	1.42	(4.44)	1.17	1.51	1.67	0.36

Less distributions to shareholders:
From net realized gain on investments	—	(0.11)	(1.04)	(2.20)	(1.46)	(0.43)

Net asset value - End of period	$8.41	$6.99	$11.54	$11.41	$12.10	$11.89

Net assets - End of period (000’s omitted)	$222,498	$182,704	$299,669	$233,072	$221,302	$185,487

Total return[1]	20.31%	(38.77%)	10.62%	12.52%	14.16%	3.03%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%[2]	1.12%	1.12%	1.14%	1.17%	1.18%
Net investment loss	(0.47%)[2]	(0.65%)	(0.75%)	(0.51%)	(0.32%)	(0.62%)
Portfolio turnover	49%	94%	95%	93%	110%	109%

*The investment advisor did not impose all of its management fee and/or fund accounting and transfer agent fees in some periods and is not eligible to recoup any expenses that have been waived or reimbursed in prior periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[2,3]	N/A	N/A	N/A	N/A	0.04%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

3Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Life Sciences Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3

Equity securities*	$202,577,696	$202,449,084	$—	$128,612
Preferred securities	1,387,500	—	—	1,387,500
Debt securities:
US Treasury and other US government agencies	6,998,836	—	6,998,836	—
Mutual funds	6,411,347	6,411,347	—	—
Other financial instruments**	—	—	—	—

Total	$217,375,379	$208,860,431	$6,998,836	$1,516,112

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

Level 3 reconciliation	Equities	Asset-Backed

Balance as of 12/31/08	$1,911,387	$—
Realized gain/loss	—	—
Change in unrealized appreciation (depreciation)	(468,157)	—
Net purchases (sales)	72,882	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1,516,112	$—

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2009, the aggregate value of securities deemed illiquid was $1,516,112, representing 0.7% of the Series’ net assets.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in shares of Avalon HealthCare Holdings, Inc. - Series D, Avalon HealthCare Holdings, Inc., and Avalon HealthCare Holdings, Inc. - Warrants 2/27/2014 for the six months ended June 30, 2009:

Name of Issuer	Number of Shares Held as of 12/31/08	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/09	Value as of 6/30/09	Investment Income	Realized Gain
Avalon HealthCare Holdings, Inc. – Series D	925,000	—	—	925,000	$1,387,500	$—	$—
Avalon HealthCare Holdings, Inc.	—	38,359	—	38,359	$57,538	$—	$—
Avalon HealthCare Holdings, Inc. – Warrants 2/27/2014	—	38,359	—	38,359	$15,344	$—	$—

The Chairman and CEO of Alsius Corp. serves as a director of the Fund. Therefore, Alsius Corp. (formerly Ithaka Acquisition Corp.) is considered an “affiliated company”, as defined in the 1940 Act. The following transactions were effected in shares of Alsius Corp. for the six months ended June 30, 2009:

Name of Issuer	Number of Shares Held as of 12/31/08	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/09	Value as of 6/30/09	Investment Income	Realized Loss
Alsius Corp.	196,317	—	196,317	—	$—	$—	$480,592

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,827, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $88,409,635 and $102,288,093, respectively. There were no purchases or sales of United States Government securities.

15

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount

Sold	2,570,286	$18,101,107	2,823,006	$26,015,765
Reinvested	—	—	282,518	2,867,564
Repurchased	(2,259,816)	(15,514,336)	(2,924,235)	(25,771,607)

Total	310,470	$2,586,771	181,289	$3,111,722

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	LIFE SCIENCES SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

16

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION (continued)

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$1,967,508
Long-term capital gains	927,125

For the year ended December 31, 2008, the Series elected to defer $1,660,341 of capital losses attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $33,158,704, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$231,158,320
Unrealized appreciation	$15,124,483
Unrealized depreciation	(28,907,424)

Net unrealized depreciation	$(13,782,941)

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

FINANCIAL SERVICES SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$955.30	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Top Ten Stock Holdings2

JPMorgan Chase & Co.	4.7%	Automatic Data Processing, Inc.	3.8%
The Progressive Corp.	4.6%	Paychex, Inc.	3.6%
Moody’s Corp.	4.2%	Redecard S.A. (Brazil)	3.5%
Federated Investors, Inc. - Class B	4.0%	American Express Co.	3.5%
Willis Group Holdings Ltd. (United Kingdom)	3.8%	U.S. Bancorp	3.3%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 93.0%

Consumer Discretionary - 2.8%
Media - 2.8%
The McGraw-Hill Companies, Inc.	145,000	$4,365,950

Financials - 69.0%
Capital Markets - 21.5%
Bank of New York Mellon Corp.[1]	103,000	3,018,930
The Charles Schwab Corp.	261,000	4,577,940
Federated Investors, Inc. - Class B	267,000	6,432,030
Franklin Resources, Inc.	51,000	3,672,510
Legg Mason, Inc.	124,000	3,023,120
Northern Trust Corp.	56,000	3,006,080
SEI Investments Co.	269,000	4,852,760
State Street Corp.	42,000	1,982,400
T. Rowe Price Group, Inc.	80,000	3,333,600

		33,899,370

Commercial Banks - 11.3%
First Commonwealth Financial Corp.	474,000	3,005,160
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	76,000	3,174,520
Societe Generale - ADR (France) (Note 7)	298,000	3,242,240
U.S. Bancorp	292,600	5,243,392
Wilmington Trust Corp.	233,000	3,182,780

		17,848,092

Consumer Finance - 4.5%
American Express Co.	239,000	5,554,360
Discover Financial Services	150,000	1,540,500

		7,094,860

Diversified Financial Services - 11.1%
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	59,400	3,250,332
JPMorgan Chase & Co.	219,700	7,493,967
Moody’s Corp.	253,000	6,666,550

		17,410,849

Insurance - 16.4%
Allianz SE (Germany) (Note 7)	47,500	4,358,159
Brown & Brown, Inc.	170,000	3,388,100
First American Corp.	125,000	3,238,750
Principal Financial Group, Inc.	71,000	1,337,640
The Progressive Corp.*	490,000	7,403,900
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	236,000	6,072,280

		25,798,829

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance - 4.2%
First Niagara Financial Group, Inc.	240,000	$2,740,800
NewAlliance Bancshares, Inc.	215,000	2,472,500
People’s United Financial, Inc.	92,000	1,383,680

		6,596,980

Total Financials		108,648,980

Industrials - 5.9%
Professional Services - 5.9%
Equifax, Inc.	164,000	4,280,400
Experian plc (Ireland) (Note 7)	663,000	4,954,232

Total Industrials		9,234,632

Information Technology - 15.3%
IT Services - 14.2%
Automatic Data Processing, Inc.	170,550	6,044,292
Cia Brasileira de Meios de Pagamento S.A.* (Brazil) (Note 7)	50,000	430,022
Online Resources Corp.*	730,000	4,555,200
Paychex, Inc.	225,000	5,670,000
Redecard S.A. (Brazil) (Note 7)	367,000	5,619,641

		22,319,155

Software - 1.1%
Temenos Group AG* (Switzerland) (Note 7)	100,000	1,703,028

Total Information Technology		24,022,183

TOTAL COMMON STOCKS (Identified Cost $172,609,958)		146,271,745

MUTUAL FUNDS - 2.5%
Financial Select Sector SPDR Fund (Identified Cost $4,067,184)	330,000	3,950,100

SHORT-TERM INVESTMENTS - 5.7%
Dreyfus Cash Management, Inc. - Institutional Shares (Identified Cost $9,019,407)	9,019,407	9,019,407

TOTAL INVESTMENTS - 101.2% (Identified Cost $185,696,549)		159,241,252

LIABILITIES, LESS OTHER ASSETS - (1.2%)		(1,936,515)

NET ASSETS - 100%		$157,304,737

*Non-income producing security

ADR - American Depository Receipt

1Bank of New York Mellon Corp. is the Fund’s custodian.

The accompanying notes are an integral part of the financial statements.	4

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $185,696,549) (Note 2)	$159,241,252
Receivable for securities sold	1,314,754
Dividends receivable	383,974
Receivable for fund shares sold	289,370
Foreign tax reclaims receivable	29,384

TOTAL ASSETS	161,258,734

LIABILITIES:

Accrued management fees (Note 3)	130,312
Accrued fund accounting and transfer agent fees (Note 3)	7,193
Accrued Chief Compliance Officer service fees (Note 3)	409
Payable for securities purchased	3,680,735
Payable for fund shares repurchased	112,696
Audit fees payable	19,690
Other payables and accrued expenses	2,962

TOTAL LIABILITIES	3,953,997

TOTAL NET ASSETS	$157,304,737

NET ASSETS CONSIST OF:

Capital stock	$320,292
Additional paid-in-capital	287,253,266
Undistributed net investment income	1,232,312
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(105,045,678)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(26,455,455)

TOTAL NET ASSETS	$157,304,737

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($157,304,737/32,029,210 shares)	$4.91

5	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $39,082)	$1,775,616
Interest	4,586

Total Investment Income	1,780,202

EXPENSES:

Management fees (Note 3)	601,804
Fund accounting and transfer agent fees (Note 3)	40,229
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	5,942
Miscellaneous	39,909

Total Expenses	695,906
Less reduction of expenses (Note 3)	(1,095)

Net Expenses	694,811

NET INVESTMENT INCOME	1,085,391

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(36,964,886)
Foreign currency and translation of other assets and liabilities	(1,462)

(36,966,348)

Net change in unrealized depreciation on -
Investments	29,569,349
Foreign currency and translation of other assets and liabilities	1,148

29,570,497

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(7,395,851)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,310,460)

The accompanying notes are an integral part of the financial statements.	6

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,085,391	$4,282,274
Net realized loss on investments and foreign currency	(36,966,348)	(66,006,039)
Net change in unrealized depreciation on investments and foreign currency	29,570,497	(36,958,193)

Net decrease from operations	(6,310,460)	(98,681,958)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(4,382,210)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	34,245,920	12,336,743

Net increase (decrease) in net assets	27,935,460	(90,727,425)

NET ASSETS:

Beginning of period	129,369,277	220,096,702

End of period (including undistributed net investment income of $1,232,312 and $146,921, respectively)	$157,304,737	$129,369,277

7	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended			For the Period 7/1/05[1] to
		12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.14	$9.34	$12.51	$10.70	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.17	0.19	0.10	0.05
Net realized and unrealized gain (loss) on investments	(0.26)	(4.19)	(2.36)	2.00	0.69

Total from investment operations	(0.23)	(4.02)	(2.17)	2.10	0.74

Less distributions to shareholders:
From net investment income	—	(0.18)	(0.18)	(0.11)	(0.04)
From net realized gain on investments	—	—	(0.82)	(0.18)	—

Total distributions to shareholders	—	(0.18)	(1.00)	(0.29)	(0.04)

Net asset value - End of period	$4.91	$5.14	$9.34	$12.51	$10.70

Net assets - End of period (000’s omitted)	$157,305	$129,369	$220,097	$132,855	$49,674

Total return[2]	(4.47%)	(42.98%)	(17.46%)	19.62%	7.39%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%[3]	1.12%	1.15%	1.18%	1.20%[3]
Net investment income	1.80%[3]	2.34%	1.72%	1.14%	0.95%[3]
Portfolio turnover	25%	41%	38%	30%	6%

*The investment advisor did not impose all of its management fee and/or fund accounting and transfer agent fees. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased

by the following amount:	0.00%[3,4]	N/A	N/A	N/A	0.16%[3]

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	8

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Financial Services Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Financial Services Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$146,271,745	$143,029,505	$3,242,240	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	12,969,507	12,969,507	—	—
Other financial instruments**	—	—	—	—

Total	$159,241,252	$155,999,012	$3,242,240	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements (continued)

credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

12

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2009, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,095, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $65,343,499 and $29,255,551, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Financial Services Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount
Sold	8,911,371	$42,645,300	3,484,154	$26,397,174
Reinvested	—	—	857,166	4,243,277
Repurchased	(2,070,777)	(8,399,380)	(2,707,152)	(18,303,708)

Total	6,840,594	$34,245,920	1,634,168	$12,336,743

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures

13

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FINANCIAL SERVICES SECURITIES

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$4,382,210

For the year ended December 31, 2008, the Series elected to defer $17,329,119 and $33 of capital and currency losses, respectively, attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $50,750,211, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$185,696,549
Unrealized appreciation	$4,615,943
Unrealized depreciation	(31,071,240)

Net unrealized depreciation	$(26,455,297)

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

15

Manning & Napier Fund, Inc.

NEW YORK TAX EXEMPT SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,067.80	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Bond Types1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of net assets.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS - 95.1%
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	A1		$845,000	$851,616
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	A1		365,000	366,818
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa3		900,000	876,600
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa3		815,000	784,274
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa2		525,000	578,214
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	A2		485,000	512,048
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aa3		200,000	214,556
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		315,000	345,558
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		360,000	379,595
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	A2		700,000	709,338
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aa3		500,000	521,945
Franklin Square Union Free School District, G.O. Bond, FGRNA	5.000%	1/15/2021	A1		520,000	529,251
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aa3		2,675,000	2,747,680
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aa3		1,140,000	1,111,386
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aa3		2,000,000	1,865,780
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGRNA	5.625%	2/1/2010	Aa1		165,000	165,746
Huntington, G.O. Bond, NATL	5.875%	9/1/2009	Aa1		45,000	45,386
Islip, Public Impt., Prerefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2015	Aa2		1,555,000	1,628,272
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	A	[2]	500,000	484,425
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A	[2]	1,000,000	937,040
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A	[2]	985,000	912,593
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3		1,880,000	1,712,492
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3		1,000,000	1,024,570
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3		1,690,000	1,691,893
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	A1		750,000	720,450

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA	[2]	$1,000,000	$979,940
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A2		1,500,000	1,504,065
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aa3		500,000	501,510
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aa3		500,000	453,565
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Baa2		1,000,000	972,780
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3		1,700,000	1,721,335
Nassau County, General Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa2		1,000,000	1,015,970
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aa3		500,000	519,020
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa2		1,000,000	1,020,280
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aa3		200,000	198,028
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aa3		250,000	244,450
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aa3		1,000,000	1,010,630
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3		1,000,000	1,006,940
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3		500,000	515,945
New York City, Unrefunded Balance, Series I, G.O. Bond, NATL	5.000%	5/15/2028	AA	[2]	1,725,000	1,725,638
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa2		750,000	740,317
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2		750,000	756,517
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa2		500,000	452,905
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2		1,250,000	1,106,987
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2		1,000,000	906,970
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa2		1,000,000	1,068,110
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3		700,000	767,774
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3		500,000	525,010
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3		475,000	501,291

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa		$500,000	$513,800
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		440,000	473,361
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa		25,000	25,077
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa		1,000,000	1,014,790
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa		300,000	304,305
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa		600,000	633,372
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA	[2]	750,000	800,437
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1		125,000	134,021
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa		1,000,000	936,220
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1		1,500,000	1,393,785
New York State Dormitory Authority, Personal Income Tax, Series F, Revenue Bond	5.000%	3/15/2023	Aa3		1,475,000	1,524,722
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa		900,000	924,291
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1		340,000	343,580
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa3		1,000,000	1,065,330
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa3		750,000	766,530
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	AA	[2]	1,500,000	1,558,860
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3		320,000	348,570
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA	[2]	300,000	328,539
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aa3		500,000	559,790

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA	[2]	$300,000	$335,874
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aa3		500,000	532,575
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1		1,000,000	969,700
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA	[2]	2,350,000	2,447,501
Niagara County, Series B, G.O. Bond, NATL	5.200%	1/15/2011	Baa1		400,000	408,512
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA	[2]	885,000	831,174
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A2		610,000	630,142
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A2		850,000	864,110
Panama Central School District, G.O. Bond, FGRNA	5.000%	6/15/2019	A2		595,000	607,626
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A2		850,000	871,888
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A2		450,000	458,973
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa3		3,000,000	3,128,250
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3		495,000	482,769
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa3		1,000,000	1,010,830
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A	[2]	425,000	414,163
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa3		435,000	407,669
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa3		510,000	475,208
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa3		410,000	391,501
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aa3		1,180,000	1,273,857
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	A2		250,000	275,663
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2		95,000	103,497
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aa3		500,000	521,945
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA	[2]	330,000	310,639
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	1,000,000	946,200

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA	[2]	$1,200,000	$1,154,928
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A	[2]	1,185,000	1,050,396
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	1,000,000	878,960
Schenectady, G.O. Bond, NATL	5.300%	2/1/2011	Baa1		250,000	250,800
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3		95,000	97,503
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa3		1,000,000	988,350
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1		1,160,000	1,136,197
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	A2		700,000	744,828
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	A2		850,000	905,352
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	Baa1		690,000	630,570
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	Baa1		990,000	895,148
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A2		600,000	494,898
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A2		600,000	485,814
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	A1		1,090,000	995,737
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	783,743
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA	[2]	300,000	336,453
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA	5.000%	11/15/2032	Aa3		1,000,000	1,003,060
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA	[2]	1,695,000	1,855,533
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2		305,000	305,567
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA	[2]	560,000	563,965
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A	[2]	605,000	635,595
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A	[2]	865,000	901,451
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	A1		500,000	485,540

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

NEW YORK MUNICIPAL BONDS (continued)
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aa3	$300,000	$321,057
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	16,202
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,054,520
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa	5,000	5,095
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa3	726,000	748,637
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2023	Baa1	1,125,000	1,019,374
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2030	Baa1	1,095,000	943,802

TOTAL NEW YORK MUNICIPAL BONDS (Identified Cost $96,876,346)					95,972,224

SHORT-TERM INVESTMENTS - 4.8%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $4,846,573)				4,846,573	4,846,573

TOTAL INVESTMENTS - 99.9% (Identified Cost $101,722,919)					100,818,797

OTHER ASSETS, LESS LIABILITIES - 0.1%					113,182

NET ASSETS - 100%					$100,931,979

Key:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 44.4%; FSA - 14.1%.

The accompanying notes are an integral part of the financial statements.	8

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $101,722,919) (Note 2)	$100,818,797
Interest receivable	959,936
Receivable for fund shares sold	235,232
Dividends receivable	2,269

TOTAL ASSETS	102,016,234

LIABILITIES:

Accrued management fees (Note 3)	41,181
Accrued fund accounting and transfer agent fees (Note 3)	7,618
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for securities purchased	1,012,680
Audit fees payable	18,255
Other payables and accrued expenses	4,121

TOTAL LIABILITIES	1,084,255

TOTAL NET ASSETS	$100,931,979

NET ASSETS CONSIST OF:

Capital stock	$98,514
Additional paid-in-capital	100,607,717
Undistributed net investment income	813,322
Accumulated net realized gain on investments	316,548
Net unrealized depreciation on investments	(904,122)

TOTAL NET ASSETS	$100,931,979

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($100,931,979/9,851,412 shares)	$10.25

9	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$2,170,219
Dividends	6,861

Total Investment Income	2,177,080

EXPENSES:

Management fees (Note 3)	246,455
Fund accounting and transfer agent fees (Note 3)	38,922
Directors’ fees (Note 3)	6,122
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	3,050
Miscellaneous	22,581

Total Expenses	319,029
Less reduction of expenses (Note 3)	(923)

Net Expenses	318,106

NET INVESTMENT INCOME	1,858,974

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	151,599
Net change in unrealized depreciation on investments	4,440,624

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,592,223

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,451,197

The accompanying notes are an integral part of the financial statements.	10

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,858,974	$3,974,266
Net realized gain on investments	151,599	274,551
Net change in unrealized depreciation on investments	4,440,624	(7,134,417)

Net increase (decrease) from operations	6,451,197	(2,885,600)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,908,057)	(3,812,340)
From net realized gain on investments	—	(101,616)

Total distributions to shareholders	(1,908,057)	(3,913,956)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(812,792)	(7,702,651)

Net increase (decrease) in net assets	3,730,348	(14,502,207)

NET ASSETS:

Beginning of period	97,201,631	111,703,838

End of period (including undistributed net investment income of $813,322 and $862,405, respectively)	$100,931,979	$97,201,631

11	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.79	$10.41	$10.44	$10.45	$10.58	$10.77

Income (loss) from investment operations:
Net investment income	0.20	0.38	0.37	0.38	0.37	0.36
Net realized and unrealized gain (loss) on investments	0.46	(0.63)	(0.01)	(0.02)	(0.13)	(0.07)

Total from investment operations	0.66	(0.25)	0.36	0.36	0.24	0.29

Less distributions to shareholders:
From net investment income	(0.20)	(0.36)	(0.37)	(0.36)	(0.36)	(0.45)
From net realized gain on investments	—	(0.01)	(0.02)	(0.01)	(0.01)	(0.03)

Total distributions to shareholders	(0.20)	(0.37)	(0.39)	(0.37)	(0.37)	(0.48)

Net asset value - End of period	$10.25	$9.79	$10.41	$10.44	$10.45	$10.58

Net assets - End of period (000’s omitted)	$100,932	$97,202	$111,704	$92,910	$82,405	$75,820

Total return[1]	6.78%	(2.37%)	3.44%	3.48%	2.33%	2.83%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.65%*[2]	0.64%	0.65%	0.68%	0.72%	0.75%
Net investment income	3.77%[2]	3.71%	3.66%	3.68%	3.55%	3.57%
Portfolio turnover	3%	11%	7%	8%	6%	7%

*The advisor did not impose all of its fund accounting and transfer agent fees during the period ended 6/30/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[2,3].

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

3Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	12

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3

Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	95,972,224	—	95,972,224	—
Mutual funds	4,846,573	4,846,573	—	—
Other financial instruments**	—	—	—	—

Total	$100,818,797	$4,846,573	$95,972,224	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2009, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $923, which is included as a reduction of expenses on the Statement of Operations.

16

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,916,717 and $7,415,085, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount

Sold	663,871	$6,812,297	1,676,685	$16,976,063
Reinvested	177,881	1,795,808	378,913	3,768,555
Repurchased	(920,985)	(9,420,897)	(2,858,275)	(28,447,269)

Total	(79,233)	$(812,792)	(802,677)	$(7,702,651)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$25,021
Tax exempt income	3,787,319
Long-term capital gains	101,616

17

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$101,708,627
Unrealized appreciation	$1,579,820
Unrealized depreciation	(2,469,650)

Net unrealized depreciation	$(889,830)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

19

Manning & Napier Fund, Inc.

TECHNOLOGY SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09-6/30/09*
Actual	$1,000.00	$1,302.80	$6.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Top Ten Stock Holdings2

Tokyo Electron Ltd. (Japan)	4.0%	Amdocs Ltd. (Guernsey)	3.6%
Blue Coat Systems, Inc.	3.8%	Cisco Systems, Inc.	3.5%
Microsoft Corp.	3.6%	Juniper Networks, Inc.	3.5%
Autodesk, Inc.	3.6%	LoJack Corp.	3.4%
Cerner Corp.	3.6%	International Game Technology	3.4%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.0%

Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 3.3%
International Game Technology	320,000	$5,088,000

Health Care - 5.7%
Health Care Technology - 5.7%
Cerner Corp.*	87,000	5,419,230
Eclipsys Corp.*	181,700	3,230,626

Total Health Care		8,649,856

Information Technology - 82.1%
Communications Equipment - 23.4%
BigBand Networks, Inc.*	475,600	2,458,852
Blue Coat Systems, Inc.*	347,000	5,739,380
Cisco Systems, Inc.*	287,600	5,360,864
Infinera Corp.*	522,000	4,765,860
Juniper Networks, Inc.*	223,800	5,281,680
Nokia Corp. - ADR (Finland) (Note 7)	241,000	3,513,780
Plantronics, Inc.	197,800	3,740,398
Riverbed Technology, Inc.*	215,000	4,985,850

		35,846,664

Computers & Peripherals - 2.6%
EMC Corp.*	303,000	3,969,300

Electronic Equipment, Instruments & Components - 3.3%
LoJack Corp.*	1,221,430	5,117,792

Internet Software & Services - 8.3%
comScore, Inc.*	344,524	4,589,060
Google, Inc. - Class A*	10,000	4,215,900
Vocus, Inc.*	195,000	3,853,200

		12,658,160

IT Services - 9.4%
Accenture Ltd. - Class A (Bermuda) (Note 7)	137,000	4,584,020
Amdocs Ltd.* (Guernsey) (Note 7)	251,000	5,383,950
Cap Gemini (France) (Note 7)	120,000	4,416,827

		14,384,797

Semiconductors & Semiconductor Equipment - 17.7%
Aixtron AG (Germany) (Note 7)	283,000	3,457,561
ASML Holding N.V. - NY Shares (Netherlands) (Note 7)	231,000	5,001,150
KLA-Tencor Corp.	180,000	4,545,000
Lam Research Corp.*	190,000	4,940,000
Netlogic Microsystems, Inc.*	83,000	3,026,180
Tokyo Electron Ltd. (Japan) (Note 7)	125,000	6,060,527

		27,030,418

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 17.4%
Autodesk, Inc.*	288,000	$5,466,240
Intuit, Inc.*	140,000	3,942,400
Microsoft Corp.	230,400	5,476,608
Salesforce.com, Inc.*	122,000	4,656,740
SAP AG - ADR (Germany) (Note 7)	102,000	4,099,380
Temenos Group AG* (Switzerland) (Note 7)	181,000	3,082,482

		26,723,850

Total Information Technology		125,730,981

Telecommunication Services - 6.9%
Wireless Telecommunication Services - 6.9%
American Tower Corp. - Class A*	98,000	3,089,940
Crown Castle International Corp.*	200,000	4,804,000
SBA Communications Corp. - Class A*	108,000	2,650,320

Total Telecommunication Services		10,544,260

TOTAL COMMON STOCKS (Identified Cost $154,824,952)		150,013,097

SHORT-TERM INVESTMENTS - 1.0%
Dreyfus Cash Management, Inc. - Institutional Shares (Identified Cost $1,499,661)	1,499,661	1,499,661

TOTAL INVESTMENTS - 99.0% (Identified Cost $156,324,613)		151,512,758

OTHER ASSETS, LESS LIABILITIES - 1.0%		1,542,280

NET ASSETS - 100%		$153,055,038

*Non-income producing security

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.	4

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $156,324,613) (Note 2)	$151,512,758
Receivable for securities sold	6,131,938
Receivable for fund shares sold	166,208
Dividends receivable	21,129
Foreign tax reclaims receivable	8,848

TOTAL ASSETS	157,840,881

LIABILITIES:

Accrued management fees (Note 3)	123,999
Accrued fund accounting and transfer agent fees (Note 3)	7,304
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for securities purchased	4,529,426
Payable for fund shares repurchased	102,500
Audit fees payable	19,609
Other payables and accrued expenses	2,605

TOTAL LIABILITIES	4,785,843

TOTAL NET ASSETS	$153,055,038

NET ASSETS CONSIST OF:

Capital stock	$195,417
Additional paid-in-capital	204,524,040
Accumulated net investment loss	(605,926)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(46,246,638)
Net unrealized depreciation on investments and translation of other assets and liabilities	(4,811,855)

TOTAL NET ASSETS	$153,055,038

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($153,055,038/19,541,702 shares)	$7.83

5	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $40,460)	$411,205
Interest	1,175

Total Investment Income	412,380

EXPENSES:

Management fees (Note 3)	649,957
Fund accounting and transfer agent fees (Note 3)	43,196
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	7,531
Miscellaneous	39,203

Total Expenses	747,909
Less reduction of expenses (Note 3)	(1,319)

Net Expenses	746,590

NET INVESTMENT LOSS	(334,210)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(10,099,957)
Foreign currency and translation of other assets and liabilities	(985)

(10,100,942)

Net change in unrealized depreciation on -
Investments	45,639,458
Foreign currency and translation of other assets and liabilities	499

45,639,957

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	35,539,015

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,204,805

The accompanying notes are an integral part of the financial statements.	6

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(334,210)	$(918,003)
Net realized loss on investments and foreign currency	(10,100,942)	(36,415,274)
Net change in unrealized appreciation (depreciation) on investments	45,639,957	(67,539,469)

Net increase (decrease) from operations	35,204,805	(104,872,746)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	—	(2,835,785)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(5,261,840)	3,141,958

Net increase (decrease) in net assets	29,942,965	(104,566,573)

NET ASSETS:

Beginning of period	123,112,073	227,678,646

End of period (including accumulated net investment loss of $605,926 and $271,716, respectively)	$153,055,038	$123,112,073

7	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.01	$11.29	$10.41	$8.37	$8.19	$7.44

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.05)	(0.05)	(0.01)	(0.03)	(0.04)[1]
Net realized and unrealized gain (loss) on investments	1.84	(5.09)	2.34	2.05	0.21	0.79

Total from investment operations	1.82	(5.14)	2.29	2.04	0.18	0.75

Less distributions to shareholders:
From net realized gain on investments	—	(0.14)	(1.41)	—	—	—

Net asset value - End of period	$7.83	$6.01	$11.29	$10.41	$8.37	$8.19

Net assets - End of period (000’s omitted)	$153,055	$123,112	$227,679	$167,252	$110,656	$63,321

Total return[2]	30.28%	(45.86%)	22.55%	24.37%	2.20%	10.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%[3]	1.13%	1.13%	1.16%	1.20%	1.20%
Net investment loss	(0.51%)[3]	(0.53%)	(0.53%)	(0.14%)	(0.48%)	(0.52%)
Portfolio turnover	28%	65%	79%	83%	116%	50%

*The investment advisor did not impose all of its management fee and/or fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3,4]	N/A	N/A	N/A	0.03%	0.16%

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	8

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Technology Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Technology Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$150,013,097	$150,013,097	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	1,499,661	1,499,661	—	—
Other financial instruments**	—	—	—	—

Total	$151,512,758	$151,512,758	$—	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements (continued)

credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

12

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2009, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,319, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $34,662,409 and $41,607,806, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount
Sold	932,806	$6,159,178	2,557,936	$21,273,855
Reinvested	—	—	341,587	2,807,850
Repurchased	(1,880,931)	(11,421,018)	(2,580,774)	(20,939,747)

Total	(948,125)	$(5,261,840)	318,749	$3,141,958

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures

13

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$2,835,785

For the year ended December 31, 2008, the Series elected to defer $16, 502,270 and $271,716 of capital and currency loss, respectively, attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $19,643,426, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$156,324,613
Unrealized appreciation	$15,614,699
Unrealized depreciation	(20,426,554)

Net unrealized depreciation	$(4,811,855)

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

15

Manning & Napier Fund, Inc.

SMALL CAP SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,220.90	$6.44
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Market Capitalization

Average	$1,510 Million
Median	1,301 Million
Weighted Average	1,618 Million

Top Ten Stock Holdings2

Riverbed Technology, Inc.	3.5%
Cerner Corp.	3.1%
Blue Coat Systems, Inc.	3.0%
Diagnosticos da America S.A. (Brazil)	2.8%
UbiSoft Entertainment S.A. (France)	2.6%
Calgon Carbon Corp.	2.5%
Bemis Co., Inc.	2.4%
Eclipsys Corp.	2.4%
TIBCO Software, Inc.	2.4%
PerkinElmer, Inc.	2.4%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.8%

Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 1.9%
International Game Technology	170,670	$2,713,653

Household Durables - 3.1%
NVR, Inc.*	4,180	2,099,990
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	253,670	2,317,626

		4,417,616

Media - 2.2%
Mediacom Communications Corp. - Class A*	597,010	3,050,721

Multiline Retail - 1.1%
Nordstrom, Inc.	82,100	1,632,969

Specialty Retail - 2.3%
Dick’s Sporting Goods, Inc.*	187,790	3,229,988

Textile, Apparel & Luxury Goods - 1.6%
True Religion Apparel, Inc.*	102,070	2,276,161

Total Consumer Discretionary		17,321,108

Consumer Staples - 9.5%
Beverages - 1.1%
The Boston Beer Co., Inc. - Class A*	52,990	1,567,974

Food & Staples Retailing - 1.8%
BJ’s Wholesale Club, Inc.*	78,720	2,537,146

Food Products - 5.1%
Dean Foods Co.*	152,050	2,917,839
Flowers Foods, Inc.	64,430	1,407,151
Sanderson Farms, Inc.	43,020	1,935,900
Tootsie Roll Industries, Inc.	41,715	946,513

		7,207,403

Personal Products - 1.5%
Alberto-Culver Co.	85,360	2,170,705

Total Consumer Staples		13,483,228

Energy - 5.3%
Energy Equipment & Services - 3.6%
Calfrac Well Services Ltd. (Canada) (Note 7)	132,210	1,404,070
Dril-Quip, Inc.*	56,690	2,159,889
Trican Well Service Ltd. (Canada) (Note 7)	180,290	1,553,449

		5,117,408

Oil, Gas & Consumable Fuels - 1.7%
Edge Petroleum Corp.*	1,138,140	669,226

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp.*	50,270	$750,028
Mariner Energy, Inc.*	76,770	902,047

		2,321,301

Total Energy		7,438,709

Financials - 12.1%
Capital Markets - 4.1%
Federated Investors, Inc. - Class B	117,940	2,841,175
Legg Mason, Inc.	56,330	1,373,325
SEI Investments Co.	88,300	1,592,932

		5,807,432

Commercial Banks - 2.4%
First Commonwealth Financial Corp.	223,150	1,414,771
TCF Financial Corp.	143,210	1,914,718

		3,329,489

Insurance - 0.9%
First American Corp.	49,090	1,271,922

Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.	41,270	1,477,053
Home Properties, Inc.	37,670	1,284,547

		2,761,600

Thrifts & Mortgage Finance - 2.8%
First Niagara Financial Group, Inc.	176,580	2,016,544
NewAlliance Bancshares, Inc.	175,460	2,017,790

		4,034,334

Total Financials		17,204,777

Health Care - 17.9%
Health Care Equipment & Supplies - 5.4%
Abaxis, Inc.*	87,380	1,794,785
Inverness Medical Innovations, Inc.*	93,350	3,321,393
OraSure Technologies, Inc.*	436,500	1,078,155
Zoll Medical Corp.*	78,260	1,513,548

		7,707,881

Health Care Providers & Services - 2.9%
Diagnosticos da America S.A.* (Brazil) (Note 7)	230,120	4,052,236

Health Care Technology - 5.6%
Cerner Corp.*	72,150	4,494,224

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology (continued)
Eclipsys Corp.*	194,290	$3,454,476

		7,948,700

Life Sciences Tools & Services - 4.0%
Exelixis, Inc.*	457,170	2,226,418
PerkinElmer, Inc.	195,580	3,403,092

		5,629,510

Total Health Care		25,338,327

Industrials - 12.7%
Airlines - 2.0%
AirTran Holdings, Inc.*	246,320	1,524,721
JetBlue Airways Corp.*	302,490	1,291,632

		2,816,353

Building Products - 1.2%
Owens Corning, Inc.*	134,140	1,714,309

Commercial Services & Supplies - 1.5%
Tomra Systems ASA (Norway) (Note 7)	594,600	2,136,886

Machinery - 2.9%
FreightCar America, Inc.	128,590	2,161,598
Lindsay Corp.	21,230	702,713
Wabtec Corp.	39,960	1,285,513

		4,149,824

Road & Rail - 3.9%
Heartland Express, Inc.	139,060	2,046,963
Kansas City Southern*	67,790	1,092,097
Knight Transportation, Inc.	145,450	2,407,198

		5,546,258

Trading Companies & Distributors - 1.2%
Rush Enterprises, Inc. - Class A*	140,590	1,637,874

Total Industrials		18,001,504

Information Technology - 19.0%
Communications Equipment - 9.4%
BigBand Networks, Inc.*	262,620	1,357,745
Blue Coat Systems, Inc.*	261,700	4,328,518
Infinera Corp.*	274,910	2,509,928
Riverbed Technology, Inc.*	219,340	5,086,495

		13,282,686

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Computers & Peripherals - 0.5%
Diebold, Inc.	25,200	$664,272

IT Services - 2.1%
Online Resources Corp.*	469,640	2,930,554

Semiconductors & Semiconductor Equipment - 2.0%
Netlogic Microsystems, Inc.*	78,760	2,871,590

Software - 5.0%
TIBCO Software, Inc.*	478,190	3,428,622
UbiSoft Entertainment S.A.* (France) (Note 7)	153,640	3,738,040

		7,166,662

Total Information Technology		26,915,764

Materials - 5.8%
Chemicals - 3.4%
Calgon Carbon Corp.*	254,940	3,541,117
The Scotts Miracle-Gro Co. - Class A	35,400	1,240,770

		4,781,887

Containers & Packaging - 2.4%
Bemis Co., Inc.	138,620	3,493,224

Total Materials		8,275,111

Utilities - 2.3%
Independent Power Producers and Energy Traders - 2.3%
Mirant Corp.*	104,160	1,639,478
RRI Energy, Inc.*	312,670	1,566,477

Total Utilities		3,205,955

TOTAL COMMON STOCKS (Identified Cost $137,307,886)		137,184,483

SHORT-TERM INVESTMENTS - 4.4%
Dreyfus Cash Management, Inc. - Institutional Shares	1,203,073	1,203,073
Federal Home Loan Bank Discount Note, 8/7/2009	$5,000,000	4,999,169

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,202,354)		6,202,242

TOTAL INVESTMENTS - 101.2%
(Identified Cost $143,510,240)		143,386,725

LIABILITIES, LESS OTHER ASSETS - (1.2%)		(1,636,954)

NET ASSETS - 100%		$141,749,771

*Non-income producing security

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $143,510,240) (Note 2)	$143,386,725
Receivable for fund shares sold	219,234
Dividends receivable	56,974
Foreign tax reclaims receivable	3,647

TOTAL ASSETS	143,666,580

LIABILITIES:

Accrued management fees (Note 3)	116,954
Accrued fund accounting and transfer agent fees (Note 3)	7,423
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for securities purchased	1,674,660
Payable for fund shares repurchased	93,640
Audit fees payable	19,509
Other payables and accrued expenses	4,223

TOTAL LIABILITIES	1,916,809

TOTAL NET ASSETS	$141,749,771

NET ASSETS CONSIST OF:

Capital stock	$233,035
Additional paid-in-capital	238,271,510
Accumulated net investment loss	(215,054)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(96,415,694)
Net unrealized depreciation on investments and translation of other assets and liabilities	(124,026)

TOTAL NET ASSETS	$141,749,771

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($141,749,771/23,303,546 shares)	$6.08

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $12,127)	$578,511
Interest	2,426

Total Investment Income	580,937

EXPENSES:

Management fees (Note 3)	603,056
Fund accounting and transfer agent fees (Note 3)	42,226
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	9,993
Miscellaneous	41,497

Total Expenses	704,794
Less reduction of expenses (Note 3)	(1,258)

Net Expenses	703,536

NET INVESTMENT LOSS	(122,599)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on -
Investments	(25,127,522)
Foreign currency and translation of other assets and liabilities	(35,135)

(25,162,657)

Net change in unrealized depreciation on -
Investments	50,641,975
Foreign currency and translation of other assets and liabilities	198

50,642,173

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	25,479,516

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,356,917

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(122,599)	$(590,551)
Net realized loss on investments and foreign currency	(25,162,657)	(71,346,243)
Net change in unrealized depreciation on investments and foreign currency	50,642,173	(26,249,635)

Net increase (decrease) from operations	25,356,917	(98,186,429)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net realized gain on investments	—	(1,696,201)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(3,769,439)	35,046,424

Net increase (decrease) in net assets	21,587,478	(64,836,206)

NET ASSETS:

Beginning of period	120,162,293	184,998,499

End of period (including accumulated net investment loss of $215,054 and $92,455, respectively)	$141,749,771	$120,162,293

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$4.98	$10.21	$13.08	$13.66	$15.01	$13.12

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.02)	(0.01)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.11	(5.12)	(1.25)	2.55	2.20	2.66

Total from investment operations	1.10	(5.14)	(1.26)	2.50	2.13	2.59

Less distributions to shareholders:
From net realized gain on investments	—	(0.09)	(1.61)	(3.08)	(3.48)	(0.70)

Net asset value - End of period	$6.08	$4.98	$10.21	$13.08	$13.66	$15.01

Net assets - End of period (000’s omitted)	$141,750	$120,162	$184,998	$175,491	$154,416	$169,438

Total return[1]	22.09%	(50.68%)	(9.32%)	18.06%	14.11%	19.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.17%[2]	1.15%	1.14%	1.16%	1.19%	1.22%
Net investment loss	(0.20%)[2]	(0.39%)	(0.08%)	(0.40%)	(0.51%)	(0.54%)
Portfolio turnover	44%	68%	64%	85%	55%	61%

*The investment advisor did not impose all of its management fee and/or fund accounting and transfer agent fees in some periods and is not eligible to recoup any expenses that have been waived or reimbursed in prior periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the

following amount:	0.00%[2,3]	N/A	N/A	N/A	N/A	0.01%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Annualized.

3Less than 0.01%.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Small Cap Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds, which are valued at the closing price on the exchange.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$137,184,483	$137,184,483	$—	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	4,999,169	—	4,999,169	—
Mutual funds	1,203,073	1,203,073	—
Other financial instruments**	—	—	—	—

Total	$143,386,725	$138,387,556	$4,999,169	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,258, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $50,760,854 and $51,395,142, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount
Sold	2,342,702	$12,026,494	9,626,461	$62,628,594
Reinvested	—	—	210,004	1,675,830
Repurchased	(3,146,451)	(15,795,933)	(3,840,314)	(29,258,000)

Total	(803,749)	$(3,769,439)	5,996,151	$35,046,424

Approximately 90% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures

15

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$242,042
Long-term capital gains	1,454,159

For the year ended December 31, 2008, the Series elected to defer $30,186,055 and $92,455 of capital and currency losses, respectively, attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $41,066,982, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$143,510,240
Unrealized appreciation	$17,323,630
Unrealized depreciation	(17,447,145)

Net unrealized depreciation	$(123,515)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

16

(THIS PAGE INTENTIONALLY LEFT BLANK)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

CORE PLUS BOND SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,052.80	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of total corporate bonds, preferred stocks, asset-backed securities and municipal bonds.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

CORPORATE BONDS - 71.00%

Convertible Corporate Bonds - 2.74%
Consumer Discretionary - 0.46%
Hotels, Restaurants & Leisure - 0.46%
Carnival Corp., 2.00%, 4/15/2021	A3		$1,680,000	$1,608,600

Health Care - 1.26%
Biotechnology - 0.85%
Amgen, Inc., 0.375%, 2/1/2013	A3		3,270,000	2,951,175

Health Care Equipment & Supplies - 0.18%
Medtronic, Inc., 1.625%, 4/15/2013	A1		665,000	612,631

Health Care Providers & Services - 0.23%
LifePoint Hospitals, Inc., 3.50%, 5/15/2014	B	[2]	1,000,000	802,500

Total Health Care				4,366,306

Industrials - 0.52%
Airlines - 0.52%
JetBlue Airways Corp., 3.75%, 3/15/2035	Ca		1,900,000	1,819,250

Information Technology - 0.50%
Computers & Peripherals - 0.50%
EMC Corp., 1.75%, 12/1/2013	A	[2]	1,685,000	1,718,700

Total Convertible Corporate Bonds (Identified Cost $10,325,660)				9,512,856

Non-Convertible Corporate Bonds - 68.26%
Consumer Discretionary - 11.50%
Hotels, Restaurants & Leisure - 2.71%
International Game Technology, 7.50%, 6/15/2019	Baa2		3,320,000	3,349,814
McDonald’s Corp., Series I, 6.30%, 10/15/2037	A3		3,350,000	3,615,421
Scientific Games International[4,5], 9.25%, 6/15/2019	Ba3		1,000,000	1,000,000
Speedway Motorsports, Inc.[4,5], 8.75%, 6/1/2016	Ba1		500,000	506,250
Wendy’s/Arby’s Restaurant LLC[4,5]., 10.00% 7/15/2016	B2		1,000,000	956,250

				9,427,735

Household Durables - 1.10%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa2		4,160,000	3,816,118

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 3.22%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	$2,725,000	$2,649,125
Comcast Corp., 6.50%, 11/15/2035	Baa1	3,105,000	3,138,823
Comcast Corp., 6.95%, 8/15/2037	Baa1	1,855,000	1,934,170
UPC Holding B.V.[4,5] , 9.875%, 4/15/2018 (Netherlands) (Note 7)	B2	1,000,000	951,250
Virgin Media Finance plc., Series 1, 9.50%, 8/15/2016 (United Kingdom) (Note 7)	B2	500,000	492,500
The Walt Disney Co., Series B, 7.00%, 3/1/2032	A2	1,720,000	2,000,659

			11,166,527

Multiline Retail - 0.98%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,419,222

Specialty Retail - 2.39%
General Nutrition Center, Inc., 10.75%, 3/15/2015	Caa2	1,000,000	850,000
Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,065,000	4,057,768
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,381,238

			8,289,006

Textiles, Apparel & Luxury Goods - 1.10%
Levi Strauss & Co., 8.875%, 4/1/2016	B2	1,000,000	967,500
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	2,838,587

			3,806,087

Total Consumer Discretionary			39,924,695

Consumer Staples - 3.87%
Beverages - 1.51%
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,205,000	1,208,013
Pepsico, Inc., 7.90%, 11/1/2018	Aa2	3,330,000	4,051,291

			5,259,304

Food & Staples Retailing - 0.29%
Rite Aid Corp.[4,5], 9.75%, 6/12/2016	B3	1,000,000	1,000,000

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 2.06%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	$3,260,000	$3,407,235
Kraft Foods Inc., 6.125%, 2/1/2018	Baa2	3,610,000	3,732,462

			7,139,697

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	26,803

Total Consumer Staples			13,425,804

Energy - 7.02%
Energy Equipment & Services - 2.65%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,694,694
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,000,000	1,007,500
Compagnie Generale de Geophysique - Veritas, 7.75%, 5/15/2017	Ba3	1,000,000	910,000
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland) (Note 7)	Baa1	3,050,000	3,588,041

			9,200,235

Oil, Gas & Consumable Fuels - 4.37%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,875,000	1,849,920
Apache Corp., 6.90%, 9/15/2018	A3	3,275,000	3,749,548
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	3,765,000	3,435,563
Gibson Energy ULC/GEP Midstream Finance Corp.[4,5], 11.75%, 5/27/2014	B1	2,000,000	1,980,000
Linn Energy, LLC.[4,5] , 11.75%, 5/15/2017	B3	2,000,000	1,945,000
Plains Exploration & Production Co., 10.00%, 3/1/2016	B1	1,000,000	1,027,500
Tesoro Corp., 9.75%, 6/1/2019	Ba1	250,000	246,875
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1	1,000,000	927,500

			15,161,906

Total Energy			24,362,141

Financials - 15.14%
Capital Markets - 2.96%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A2	3,450,000	2,783,315
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	3,385,000	3,295,558

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	$1,145,000	$884,347
Morgan Stanley, Series F, 5.55%, 4/27/2017	A2	3,544,000	3,299,032

			10,262,252

Commercial Banks - 6.19%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	A3	815,000	828,974
HSBC Financial Corp., 7.00%, 5/15/2012	A3	4,300,000	4,433,162
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	4,605,000	4,380,497
PNC Bank National Association, 5.25%, 1/15/2017	A2	5,640,000	5,080,602
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	91,078
U.S. Bank National Association, 6.30%, 2/4/2014	Aa2	2,980,000	3,236,495
Wachovia Corp., 5.25%, 8/1/2014	A2	3,490,000	3,415,216

			21,466,024

Consumer Finance - 2.07%
American Express Credit Co., Series C, 7.30%, 8/20/2013	A2	3,340,000	3,472,628
SLM Corp.[6,7], Series A, 4.00%, 1/15/2010	Ba1	3,835,000	3,714,596

			7,187,224

Diversified Financial Services - 3.13%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,223,401
Bank of America Corp., 7.625%, 6/1/2019	A2	3,315,000	3,329,788
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,325,043

			10,878,232

Insurance - 0.79%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Caa1	5,285,000	1,685,011
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	1,065,837

			2,750,848

Total Financials			52,544,580

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 7.08%
Health Care Equipment & Supplies - 2.15%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	$3,350,000	$3,483,256
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3	2,000,000	2,035,000
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3	2,000,000	1,935,000

			7,453,256

Health Care Providers & Services - 0.57%
HCA, Inc.[4,5], 8.50%, 4/15/2019	Ba3	1,000,000	980,000
Healthsouth Corp., 10.75%, 6/15/2016	Caa1	1,000,000	1,005,000

			1,985,000

Pharmaceuticals - 4.36%
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	545,311
Abbott Laboratories, 5.60%, 11/30/2017	A1	2,707,000	2,899,560
Johnson & Johnson, 5.95%, 8/15/2037	Aaa	2,945,000	3,173,196
Novartis Security Investment Ltd., 5.125%, 2/10/2019 (Bermuda) (Note 7)	Aa2	4,350,000	4,450,424
Wyeth, 6.50%, 2/1/2034	A3	3,680,000	4,066,466

			15,134,957

Total Health Care			24,573,213

Industrials - 12.95%
Aerospace & Defense - 2.05%
Boeing Co., 6.00%, 3/15/2019	A2	3,085,000	3,363,964
Honeywell International, Inc., 5.30%, 3/1/2018	A2	3,600,000	3,759,692

			7,123,656

Air Freight & Logistics - 1.13%
FedEx Corp., 8.00%, 1/15/2019	Baa2	435,000	495,723
United Parcel Service, Inc., 6.20%, 1/15/2038	Aa3	3,130,000	3,424,373

			3,920,096

Airlines - 1.09%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	3,925,000	3,782,212

Commercial Services & Supplies - 0.97%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,130,000	3,354,180

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 2.14%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	$2,150,000	$2,033,433
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	3,317,024
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,062,295

			7,412,752

Machinery - 2.50%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	A2	3,385,000	3,566,788
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,251,464
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	3,872,270

			8,690,522

Road & Rail - 3.07%
CSX Corp., 6.00%, 10/1/2036	Baa3	4,530,000	4,103,433
Kansas City Southern Railway Co., 8.00%, 6/1/2015	B2	1,000,000	930,000
Railamerica, Inc.[4,5] , 9.25%, 7/1/2017	B1	2,000,000	1,930,000
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	3,685,632

			10,649,065

Total Industrials			44,932,483

Information Technology - 4.43%
Communications Equipment - 2.49%
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	3,310,000	3,259,672
Corning, Inc., 6.20%, 3/15/2016	Baa1	3,915,000	3,791,466
Lucent Technologies, Inc. (now known as Alcatel-Lucent USA, Inc.) 6.50%, 1/15/2028	B1	1,000,000	560,000
Nokia Corp., 5.375%, 5/15/2019 (Finland) (Note 7)	A1	1,000,000	1,011,735

			8,622,873

Computers & Peripherals - 1.01%
IBM Corp., 8.00%, 10/15/2038	A1	2,710,000	3,507,575

Software - 0.93%
Microsoft Corp., 5.20%, 6/1/2039	Aaa	3,325,000	3,236,186

Total Information Technology			15,366,634

Materials - 3.34%
Chemicals - 1.06%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	3,702,693

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.29%
Bway Corp.[4,5], 10.00%, 4/15/2014	B3	$1,000,000	$997,500

Metals & Mining - 1.68%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	1,716,409
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	A1	3,230,000	3,586,996
Teck Resources Ltd.[4,5] , 10.75%, 5/15/2019 (Canada) (Note 7)	Ba2	500,000	537,500

			5,840,905

Paper & Forest Products - 0.31%
Georgia-Pacific LLC[4,5] , 8.25%, 5/1/2016	Ba3	1,100,000	1,067,000

Total Materials			11,608,098

Telecommunication Services - 0.28%
Wireless Telecommunication Services - 0.28%
CC Holdings GS V LLC/Crown Castle GS III Corp.[4,5], 7.75%, 5/1/2017	Ba1	1,000,000	975,000

Utilities - 2.65%
Electric Utilities - 2.40%
Allegheny Energy Supply Co. LLC[4,5], 8.25%, 4/15/2012	Baa3	1,600,000	1,664,789
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,360,546
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,304,301

			8,329,636

Multi-Utilities - 0.25%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	770,000	821,334
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	31,383
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	31,076

			883,793

Total Utilities			9,213,429

Total Non-Convertible Corporate Bonds (Identified Cost $232,528,801)			236,926,077

TOTAL CORPORATE BONDS (Identified Cost $242,854,461)			246,438,933

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)		Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCKS - 0.47%
Energy - 0.02%
Oil, Gas & Consumable Fuels - 0.02%
Edge Petroleum Corp.-Series A	NA	[3]	35,050	$70,100

Financials - 0.45%
Commercial Banks - 0.45%
PNC Financial Services Group, Inc. - Series K	Baa2		1,850,000	1,552,280

TOTAL PREFERRED STOCKS (Identified Cost $3,105,216)				1,622,380

ASSET-BACKED SECURITIES - 0.48%
Capital Auto Receivable Asset Trust, Series 2007-1, 5.01%, 4/16/2012	Aaa		$300,000	311,233
Capital Auto Receivable Asset Trust, Series 2007-3, 5.21%, 3/17/2014	Aaa		200,000	205,048
Ford Credit Auto Owner Trust, Series 2008-C6, 2.06938%, 4/15/2013	Aaa		300,000	297,044
SLM Student Loan Trust, Series 2002-4[7], 0.76938%, 3/15/2017	Aaa		673,000	663,303
Terra 2007-1A B1 Static Synthetic CDO[4,7,8], 1.60875%, 3/20/2015	CCC	[2]	1,000,000	188,800

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,392,722)				1,665,428

MUNICIPAL BONDS - 1.49%
Califonia State, G.O. Bond, 7.55%, 4/1/2039	A2		500,000	456,960
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa		500,000	463,865
Illinois State Toll Highway Authority, Revenue Bond, 6.184%, 1/1/2034	Aa3		1,000,000	1,023,230
Mesa Arizona Utility System, Revenue Bond, 6.375%, 7/1/2033	A1		500,000	520,435
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, 7.336%,11/15/2039	AA	[2]	1,000,000	1,188,790
Nebraska Public Power District, Revenue Bond, 7.399%, 1/1/2035	A1		500,000	523,205
Utah Transit Authority, Sales Tax, Series B, Revenue Bond, 5.937%, 6/15/2039	Aa3		1,000,000	991,560

TOTAL MUNICIPAL BONDS (Identified Cost $5,155,633)				5,168,045

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

MUTUAL FUNDS - 8.61%
iShares iBoxx High Yield Corporate Bond Fund	148,550	$11,840,921
iShares iBoxx Investment Grade Corporate Bond Fund	178,200	17,869,896
John Hancock Preferred Income Fund	10,500	157,815

TOTAL MUTUAL FUNDS (Identified Cost $26,665,108)		29,868,632

U.S. GOVERNMENT AGENCIES - 15.87%
Mortgage-Backed Securities - 15.87%
Fannie Mae, Pool #829068, 4.50%, 8/1/2020	$69,950	72,133
Fannie Mae, Pool #825922, 4.50%, 9/1/2020	526,407	542,835
Fannie Mae, Pool #829070, 4.50%, 9/1/2020	60,351	62,235
Fannie Mae, Pool #837186, 4.50%, 12/1/2020	221,726	228,646
Fannie Mae, Pool #256114, 4.50%, 1/1/2021	158,903	163,862
Fannie Mae, Pool #852931, 4.50%, 4/1/2021	314,491	321,455
Fannie Mae, Pool #869204, 4.50%, 5/1/2021	318,066	325,110
Fannie Mae, Pool #256543, 5.00%, 11/1/2021	495,301	514,773
Fannie Mae, Pool #900880, 5.00%, 12/1/2021	616,990	641,245
Fannie Mae, Pool #904409, 5.00%, 12/1/2021	463,818	482,051
Fannie Mae, Pool #905666, 5.00%, 12/1/2021	186,069	193,383
Fannie Mae, Pool #906708, 5.00%, 12/1/2021	595,430	618,838
Fannie Mae, Pool #907113, 5.00%, 12/1/2021	441,066	458,406
Fannie Mae, Pool #899017, 5.00%, 1/1/2022	470,781	489,288
Fannie Mae, Pool #909352, 5.00%, 2/1/2022	16,605	17,217
Fannie Mae, Pool #912415, 5.00%, 2/1/2022	532,401	553,331
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010	281,932	290,808
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018	9,998	10,388
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020	145,098	150,984
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020	54,886	57,112
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	4,106,610	4,230,921
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021	49,572	51,490
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021	47,788	49,636
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	1,972,570	2,048,884
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022	48,891	50,783

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - June 30, 2009 (unaudited)

	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	$571,913	$592,609
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	399,989	414,463
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	2,240,801	2,345,348
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	6,712,940	6,857,408
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	6,383,519	6,614,522
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036	24,902	26,498
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036	8,224	8,751
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036	551,306	586,635
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036	9,336	9,954
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036	19,032	20,252
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	3,425,587	3,645,105
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	149,083	158,636
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036	552,299	587,692
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036	17,634	18,764
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	11,773,348	11,991,799
Federal Home Loan Mortgage Corp., Pool #G03447, 5.50%, 10/1/2037	1,785,470	1,845,712
Federal Home Loan Mortgage Corp., Pool #A78837, 5.50%, 6/1/2038	86,356	89,265
Federal Home Loan Mortgage Corp., Pool #G04764, 5.50%, 9/1/2038	4,948,467	5,115,151
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	53,559	55,363
GNMA, Pool #487193, 5.00%, 4/15/2020	419,857	441,086
GNMA, Pool #563559, 6.50%, 4/15/2032	449,696	483,441
GNMA, Pool #552765, 6.50%, 9/15/2032	520,858	559,943

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $52,649,012)		55,094,211

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 0.70%
Dreyfus Cash Management, Inc. - Institutional Shares
(Identified Cost $2,442,154)	2,442,154	$2,442,154

TOTAL INVESTMENTS - 98.62% (Identified Cost $335,264,306)		342,299,783

OTHER ASSETS, LESS LIABILITIES - 1.38%		4,800,758

NET ASSETS - 100%		$347,100,541

Key:

G.O. Bond - General Obligation Bond

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3There is no credit rating available as of June 30, 2009.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $16,679,339, or 4.81%, of the Series’ net assets as of June 30, 2009 (see Note 2 to the financial statements).

5This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

6The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of June 30, 2009.

7The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of June 30, 2009.

8This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.	13

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost, $335,264,306) (Note 2)	$342,299,783
Interest receivable	4,387,124
Receivable for fund shares sold	772,609
Dividends receivable	18,341

TOTAL ASSETS	347,477,857

LIABILITIES:

Accrued management fees (Note 3)	195,471
Accrued fund accounting and transfer agent fees (Note 3)	16,405
Accrued Chief Compliance Officer service fees (Note 3)	408
Payable for fund shares repurchased	143,932
Audit fees payable	18,025
Other payables and accrued expenses	3,075

TOTAL LIABILITIES	377,316

TOTAL NET ASSETS	$347,100,541

NET ASSETS CONSIST OF:

Capital stock	$341,169
Additional paid-in-capital	338,549,052
Undistributed net investment income	9,645,034
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(8,470,191)
Net unrealized appreciation on investments and translation of other assets and liabilities	7,035,477

TOTAL NET ASSETS	$347,100,541

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($347,100,541/34,116,872 shares)	$10.17

14	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$9,656,099
Dividends	996,048

Total Investment Income	10,652,147

EXPENSES:

Management fees (Note 3)	1,150,370
Fund accounting and transfer agent fees (Note 3)	96,398
Directors’ fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	11,901
Miscellaneous	40,059

Total Expenses	1,306,750
Less reduction of expenses (Note 3)	(2,986)

Net Expenses	1,303,764

NET INVESTMENT INCOME	9,348,383

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(3,289,182)
Net change in unrealized appreciation (depreciation) on investments	10,933,365

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,644,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,992,566

The accompanying notes are an integral part of the financial statements.	15

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,348,383	$14,055,676
Net realized loss on investments and foreign currency	(3,289,182)	(4,023,381)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,933,365	(3,472,848)

Net increase from operations	16,992,566	6,559,447

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(15,280,303)
From net realized gain on investments	—	(372,027)

Total distributions to shareholders	—	(15,652,330)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(10,523,069)	71,229,591

Net increase in net assets	6,469,497	62,136,708

NET ASSETS:

Beginning of period	340,631,044	278,494,336

End of period (including undistributed net investment income of $9,645,034 and $296,651, respectively)	$347,100,541	$340,631,044

16	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended			For the Period 4/21/05[1] to 12/31/05
		12/31/08	12/31/07	12/31/06

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.66	$10.02	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.27	0.42	0.40	0.37	0.22
Net realized and unrealized gain (loss) on investments	0.24	(0.32)	0.03	0.08	(0.12)

Total from investment operations	0.51	0.10	0.43	0.45	0.10

Less distributions to shareholders:
From net investment income	—	(0.45)	(0.39)	(0.36)	(0.21)
From net realized gain on investments	—	(0.01)	—	—	—

Total distributions to shareholders	—	(0.46)	(0.39)	(0.36)	(0.21)

Net asset value - End of period	$10.17	$9.66	$10.02	$9.98	$9.89

Net assets - End of period (000’s omitted)	$347,101	$340,631	$278,494	$224,145	$175,594

Total return[2]	5.28%	1.24%	4.34%	4.59%	1.04%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.79%*[3]	0.80%	0.81%	0.83%	0.88%[3]
Net investment income	5.69%[3]	4.84%	4.20%	3.95%	3.12%[3]
Portfolio turnover	36%	63%	341%	315%	290%

*The advisor did not impose all of its fund accounting and transfer agent fees during the period ended 6/30/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[3,4].

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Plus Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Funds’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	1,622,380	70,100	1,552,280	—
Debt securities:	—	—	—	—
US Treasury and other US government agencies	55,094,211	—	55,094,211	—
States and political subdivisions (municipals)	5,168,045	—	5,168,045	—
Corporate debt	236,926,077	—	236,926,077	—
Convertible corporate debt	9,512,856	—	9,512,856	—
Asset backed securities	1,665,428	—	1,476,628	188,800
Mutual funds	32,310,786	32,310,786	—	—
Other financial instruments**	—	—	—	—

Total	$342,299,783	$32,380,886	$309,730,097	$188,800

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

19

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Level 3 reconciliation	Equities	Asset-Backed
Balance as of 12/31/08	$—	$108,900
Realized gain/loss	—	—
Change in unrealized appreciation (depreciation)	—	79,900
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$—	$188,800

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2009.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA)

20

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on June 30, 2009.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2009, the aggregate value of securities deemed illiquid was $188,800, representing 0.05% of the Series’ net assets.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

21

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the

22

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. For the six months ended June 30, 2009, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $2,986, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $118,164,650 and $105,885,334, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $0 and $12,714,177, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Plus Bond Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount
Sold	2,313,857	$22,413,861	9,178,936	$88,460,649
Reinvested	—	—	1,654,229	15,379,707
Repurchased	(3,443,676)	(32,936,930)	(3,371,107)	(32,610,765)

Total	(1,129,819)	$(10,523,069)	7,462,058	$71,229,591

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

23

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$15,281,692
Long-term capital gains	370,638

For the year ended December 31, 2008, the Series elected to defer $1,361,948 of capital losses attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $3,819,061, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$335,350,873
Unrealized appreciation	$16,152,395
Unrealized depreciation	(9,203,485)

Net unrealized appreciation	$6,948,910

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

24

(THIS PAGE INTENTIONALLY LEFT BLANK)

25

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

26

Manning & Napier Fund, Inc.

OHIO TAX EXEMPT SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,068.60	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Bond Types1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of net assets.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

OHIO MUNICIPAL SECURITIES - 98.0%
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	A2		$25,000	$26,968
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aa3		200,000	194,522
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2025	A3		355,000	404,235
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aa3		500,000	464,350
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa2		600,000	640,446
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3		200,000	206,536
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA	[2]	500,000	526,790
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		250,000	277,047
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aa3		500,000	446,985
Columbus City School District, School Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa3		500,000	475,530
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa3		750,000	778,118
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1		350,000	397,296
Eaton Community City Schools, School Impt., G.O. Bond, FGRNA	4.125%	12/1/2026	A1		500,000	438,520
Euclid, G.O. Bond, NATL	4.250%	12/1/2023	A1		465,000	464,093
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aa3		400,000	378,792
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3		250,000	260,035
Fairview Park City School District, School Impt., G.O. Bond, NATL	5.000%	12/1/2029	A2		315,000	307,119
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	WR	[3]	200,000	183,004
Franklin County, G.O. Bond	5.000%	12/1/2027	Aaa		500,000	528,830
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aa2		500,000	474,290
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa3		450,000	425,907
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aa3		500,000	469,810
Hancock County, Various Purposes, G.O. Bond, NATL	4.000%	12/1/2016	Aa3		200,000	212,208
Indian Hill Village School District, Hamilton County, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa		250,000	254,592
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		500,000	430,795

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

OHIO MUNICIPAL SECURITIES (continued)
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aa3		$750,000	$726,765
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR	[3]	500,000	425,230
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1		250,000	257,340
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa2		335,000	342,387
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aa3		500,000	518,355
Maumee, G.O. Bond, NATL	4.125%	12/1/2018	Aa3		375,000	389,895
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aa3		260,000	253,596
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	Aa3		250,000	260,892
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		45,000	49,754
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2		95,000	105,037
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa2		130,000	121,324
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		85,000	93,980
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		185,000	174,120
North Royalton, G.O. Bond	5.250%	12/1/2028	Aa3		1,025,000	1,068,265
Ohio State, School Services, Series A, G.O. Bond	4.500%	9/15/2025	Aa2		700,000	703,213
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2		250,000	277,410
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		40,000	45,130
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	232,596
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aa2		800,000	741,280
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa		500,000	508,720
Painesville City School District, School Impt., G.O. Bond, FGRNA	4.500%	12/1/2025	A2		170,000	162,717
Pickerington Local School District, G.O. Bond, NATL	4.300%	12/1/2024	Baa1		300,000	281,133
Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	A	[2]	140,000	135,524
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aa3		600,000	565,242

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value (Note 2)

OHIO MUNICIPAL SECURITIES (continued)
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2025	A2		$280,000	$319,136
Sugarcreek Local School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2031	Aa3		750,000	654,143
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2025	Aa2		270,000	279,647
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA	[2]	200,000	203,682
Tecumseh Local School District, School Impt., G.O. Bond, FGRNA	4.750%	12/1/2027	A3		195,000	188,713
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aa3		250,000	247,597
Troy, G.O. Bond	4.750%	12/1/2024	Aa2		250,000	255,845
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aa3		300,000	322,239
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa3		235,000	251,192
Washington Court House City School District, School Impt., G.O. Bond, FGRNA	5.000%	12/1/2029	A3		500,000	487,490
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3		25,000	25,055

TOTAL OHIO MUNICIPAL SECURITIES (Identified Cost $21,706,985)						21,341,462

SHORT-TERM INVESTMENTS - 1.6%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $355,819)					355,819	355,819

TOTAL INVESTMENTS - 99.6% (Identified Cost $22,062,804)						21,697,281

OTHER ASSETS, LESS LIABILITIES - 0.4%						78,369

NET ASSETS - 100%						$21,775,650

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2009 (unaudited)

Key:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2009, there is no rating available.

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 31.8%; NATL - 31.2%.

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $22,062,804) (Note 2)	$21,697,281
Interest receivable	110,919
Dividends receivable	641
Prepaid expenses	1,035

TOTAL ASSETS	21,809,876

LIABILITIES:

Accrued management fees (Note 3)	8,033
Accrued fund accounting and transfer agent fees (Note 3)	2,895
Accrued Chief Compliance Officer service fees (Note 3)	400
Audit fees payable	18,551
Legal fees payable	2,560
Printing and postage fees payable	1,787

TOTAL LIABILITIES	34,226

TOTAL NET ASSETS	$21,775,650

NET ASSETS CONSIST OF:

Capital stock	$21,114
Additional paid-in-capital	21,872,211
Undistributed net investment income	87,753
Accumulated net realized gain on investments	160,095
Net unrealized depreciation on investments	(365,523)

TOTAL NET ASSETS	$21,775,650

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($21,775,650/2,111,363 shares)	$10.31

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$455,001
Dividends	2,602

Total Investment Income	457,603

EXPENSES:

Management fees (Note 3)	52,340
Fund accounting and transfer agent fees (Note 3)	12,215
Directors’ fees (Note 3)	6,122
Chief Compliance Officer service fees (Note 3)	1,899
Audit fees	15,175
Custodian fees	769
Miscellaneous	5,234

Total Expenses	93,754
Less reduction of expenses (Note 3)	(4,755)

Net Expenses	88,999

NET INVESTMENT INCOME	368,604

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	68,913
Net change in unrealized depreciation on investments	971,115

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,040,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,408,632

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$368,604	$860,632
Net realized gain on investments	68,913	184,021
Net change in unrealized appreciation (depreciation) on investments	971,115	(1,700,851)

Net increase (decrease) from operations	1,408,632	(656,198)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(358,387)	(849,459)
From net realized gain on investments	—	(119,985)

Total distributions to shareholders	(358,387)	(969,444)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(118,849)	(3,962,597)

Net increase (decrease) in net assets	931,396	(5,588,239)

NET ASSETS:

Beginning of period	20,844,254	26,432,493

End of period (including undistributed net investment income of $87,753 and $77,536, respectively)	$21,775,650	$20,844,254

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.82	$10.43	$10.46	$10.52	$10.59	$10.75

Income (loss) from investment operations:
Net investment income	0.19	0.38	0.34	0.38	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.48	(0.57)	—[2]	(0.05)	(0.08)	(0.04)

Total from investment operations	0.67	(0.19)	0.34	0.33	0.30	0.34

Less distributions to shareholders:
From net investment income	(0.18)	(0.36)	(0.37)	(0.38)	(0.36)	(0.49)
From net realized gain on investments	—	(0.06)	—	(0.01)	(0.01)	(0.01)

Total distributions to shareholders	(0.18)	(0.42)	(0.37)	(0.39)	(0.37)	(0.50)

Net asset value - End of period	$10.31	$9.82	$10.43	$10.46	$10.52	$10.59

Net assets - End of period (000’s omitted)	$21,776	$20,844	$26,432	$20,612	$15,988	$14,120

Total return[1]	6.86%	(1.74%)	3.28%	3.19%	2.85%	3.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.52%[3]	3.58%	3.47%	3.81%	3.65%	3.64%
Portfolio turnover	6%	15%	3%	9%	9%	7%

*The investment advisor did not impose all of its management fee and/or fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been

increased by the following amount:	0.05%[3]	0.01%	0.00%[4]	0.07%	0.15%	0.20%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

2Less than $0.01 per share.

3Annualized.

4Less than 0.01%.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3

Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	21,341,462	—	21,341,462	—
Mutual funds	355,819	355,819	—	—
Other financial instruments**	—	—	—	—

Total	$21,697,281	$355,819	$21,341,462	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $4,555 for the six months ended June 30, 2009, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $200, which is included as a reduction of expenses on the Statement of Operations.

14

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,465,026 and $1,131,401, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Ohio Tax Exempt Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount

Sold	283,145	$2,925,614	656,301	$6,716,037
Reinvested	33,711	342,338	95,854	945,265
Repurchased	(327,900)	(3,386,801)	(1,163,289)	(11,623,899)

Total	(11,044)	$(118,849)	(411,134)	$(3,962,597)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$6,865
Tax exempt income	842,594
Long-term capital gains	119,985

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$22,062,804
Unrealized appreciation	$313,691
Unrealized depreciation	(679,214)

Net unrealized depreciation	$(365,523)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

16

(THIS PAGE INTENTIONALLY LEFT BLANK)

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.

CORE BOND SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,040.20	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Sector Allocation1

1As a percentage of net assets.

Credit Quality Ratings2,3

2As a percentage of total corporate bonds, preferred stocks, asset-backed securities, and municipal bonds.

3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

CORPORATE BONDS - 71.5%

Convertible Corporate Bonds - 2.3%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp., 2.00%, 4/15/2021	A3		$305,000	$292,037

Health Care - 1.1%
Biotechnology - 0.9%
Amgen, Inc., 0.375%, 2/1/2013	A3		530,000	478,325

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	110,550

Total Health Care				588,875

Information Technology - 0.7%
Computers & Peripherals - 0.7%
EMC Corp., 1.75%, 12/1/2013	A	[2]	395,000	402,900

Total Convertible Corporate Bonds (Identified Cost $1,491,091)				1,283,812

Non-Convertible Corporate Bonds - 69.2%
Consumer Discretionary - 12.6%
Hotels, Restaurants & Leisure - 2.0%
International Game Technology, 7.50%, 6/15/2019	Baa2		530,000	534,759
McDonald's Corp., Series I, 6.30%, 10/15/2037	A3		540,000	582,784

				1,117,543

Household Durables - 1.1%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa2		650,000	596,268

Media - 4.2%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2		510,000	495,800
Comcast Corp.[3], 1.43875%, 7/14/2009	Baa1		145,000	144,985
Comcast Corp., 6.50%, 11/15/2035	Baa1		570,000	576,209
Comcast Corp., 6.95%, 8/15/2037	Baa1		290,000	302,377
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	524,068
The Walt Disney Co., Series B, 7.00%, 3/1/2032	A2		280,000	325,689

				2,369,128

Multiline Retail - 1.0%
Target Corp., 6.00%, 1/15/2018	A2		520,000	551,316

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 3.4%
Home Depot, Inc.[3], 0.74938%, 12/16/2009	Baa1	$450,000	$448,628
Home Depot, Inc., 5.40%, 3/1/2016	Baa1	635,000	633,870
Lowe's Companies, Inc., 6.10%, 9/15/2017	A1	745,000	793,393

			1,875,891

Textiles, Apparel & Luxury Goods - 0.9%
VF Corp., 5.95%, 11/1/2017	A3	485,000	489,064

Total Consumer Discretionary			6,999,210

Consumer Staples - 6.1%
Beverages - 2.2%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	535,000	571,352
Pepsico, Inc., 7.90%, 11/1/2018	Aa2	535,000	650,883

			1,222,235

Food & Staples Retailing - 1.4%
The Kroger Co., 6.75%, 4/15/2012	Baa2	510,000	551,390
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	237,610

			789,000

Food Products - 2.5%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	799,550
Kraft Foods Inc., 6.125%, 2/1/2018	Baa2	565,000	584,166

			1,383,716

Total Consumer Staples			3,394,951

Energy - 4.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	490,000	573,819
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland) (Note 7)	Baa1	500,000	588,204

			1,162,023

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	448,914
Apache Corp., 6.90%, 9/15/2018	A3	510,000	583,899

			1,032,813

Total Energy			2,194,836

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 14.9%
Capital Markets - 3.8%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A2	$640,000	$516,325
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	545,000	530,599
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	230,000	177,642
Merrill Lynch & Co., Inc., Series C, 4.125%, 9/10/2009	A2	350,000	350,498
Morgan Stanley, Series F, 5.55%, 4/27/2017	A2	572,000	532,462

			2,107,526

Commercial Banks - 6.4%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	A3	95,000	96,629
HSBC Financial Corp., 7.00%, 5/15/2012	A3	700,000	721,678
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	720,000	684,899
PNC Bank National Association, 5.25%, 1/15/2017	A2	880,000	792,718
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	669,691
Wachovia Corp., 5.25%, 8/1/2014	A2	590,000	577,357

			3,542,972

Consumer Finance - 1.7%
American Express Credit Co.[4], Series B, 0.47%, 10/4/2010	A2	415,000	399,508
American Express Credit Co., Series C, 7.30%, 8/20/2013	A2	540,000	561,443

			960,951

Diversified Financial Services - 2.3%
Bank of America Corp., 7.625%, 6/1/2019	A2	535,000	537,387
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	700,000	704,077

			1,241,464

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.7%
American International Group, Inc., 4.25%, 5/15/2013	A3	$660,000	$382,311

Total Financials			8,235,224

Health Care - 5.7%
Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	535,000	556,281

Pharmaceuticals - 4.7%
Abbott Laboratories, 5.60%, 11/30/2017	A1	495,000	530,211
Johnson & Johnson, 5.95%, 8/15/2037	Aaa	715,000	770,402
Novartis Security Investment Ltd., 5.125%, 2/10/2019 (Bermuda) (Note 7)	Aa2	650,000	665,006
Wyeth, 6.50%, 2/1/2034	A3	575,000	635,385

			2,601,004

Total Health Care			3,157,285

Industrials - 13.1%
Aerospace & Defense - 2.0%
Boeing Co., 6.00%, 3/15/2019	A2	500,000	545,213
Honeywell International, Inc., 5.30%, 3/1/2018	A2	560,000	584,841

			1,130,054

Air Freight & Logistics - 2.1%
FedEx Corp., 8.00%, 1/15/2019	Baa2	565,000	643,870
United Parcel Service, Inc., 6.20%, 1/15/2038	Aa3	505,000	552,495

			1,196,365

Airlines - 1.1%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	610,000	587,809

Commercial Services & Supplies - 1.0%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	505,000	541,170

Industrial Conglomerates - 2.2%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	331,024
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	575,000	516,181

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Co., 5.25%, 12/6/2017	Aa2	$370,000	$363,357

			1,210,562

Machinery - 2.5%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	A2	525,000	553,195
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	227,080
John Deere Capital Corp., 5.75%, 9/10/2018	A2	590,000	602,013

			1,382,288

Road & Rail - 2.2%
CSX Corp., 6.00%, 10/1/2036	Baa3	730,000	661,260
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	575,000	576,663

			1,237,923

Total Industrials			7,286,171

Information Technology - 6.7%
Communications Equipment - 2.9%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	216,160
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	805,000	792,760
Corning, Inc., 6.20%, 3/15/2016	Baa1	610,000	590,752

			1,599,672

Computers & Peripherals - 2.0%
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	500,000	525,596
IBM Corp., 8.00%, 10/15/2038	A1	435,000	563,024

			1,088,620

Software - 1.8%
Microsoft Corp., 5.20%, 6/1/2039	Aaa	530,000	515,843
Oracle Corp.[5], 5.00%, 7/8/2019	A2	500,000	498,135

			1,013,978

Total Information Technology			3,702,270

Materials - 2.5%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	535,000	576,693

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 1.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	$350,000	$274,940
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	A1	500,000	555,263

			830,203

Total Materials			1,406,896

Utilities - 3.6%
Electric Utilities - 2.0%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	580,959
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	520,000	530,320

			1,111,279

Multi-Utilities - 1.6%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	335,000	357,334
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	280,000	292,904
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	217,534

			867,772

Total Utilities			1,979,051

Total Non-Convertible Corporate Bonds (Identified Cost $37,449,110)			38,355,894

TOTAL CORPORATE BONDS (Identified Cost $38,940,201)			39,639,706

PREFERRED STOCKS - 0.4%
Financials - 0.4%
Commercial Banks - 0.4%
PNC Financial Services Group, Inc. - Series K (Identified Cost $275,100)	Baa2	290,000	243,330

ASSET-BACKED SECURITIES - 0.3%
Capital Auto Receivable Asset Trust, Series 2007-1, 5.01%, 4/16/2012	Aaa	50,000	51,872
Capital Auto Receivable Asset Trust, Series 2007-3, 5.21%, 3/17/2014	Aaa	40,000	41,010

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2009 (unaudited)

	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Series 2008-C4, 2.06938%, 4/15/2013	Aaa		$50,000	$49,507

TOTAL ASSET-BACKED SECURITIES (Identified Cost $128,652)				142,389

MUNICIPAL BONDS - 3.1%
Burleson Texas Independent School District, School Building, G.O. Bond, 5.00%, 8/1/2038	Aaa		250,000	250,895
California State, G.O. Bond, 7.55%, 4/1/2039	A2		100,000	91,392
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA	[2]	100,000	95,968
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa		100,000	92,773
Illinois State Toll Highway Authority, Revenue Bond, 6.184%, 1/1/2034	Aa3		200,000	204,646
Katy Texas Independent School District, School Building, Series B, G.O. Bond, 4.50%, 2/15/2031	Aaa		100,000	95,300
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, 7.336%,11/15/2039	AA	[2]	200,000	237,758
Nebraska Public Power District, Revenue Bond, 7.399%, 1/1/2035	A1		100,000	104,641
Spring Hill Texas Independent School District, School Building, G.O Bond, 5.00%, 2/15/2038	AAA	[2]	250,000	250,895
University of Texas, Revenue Bond, 6.276%, 8/15/2041	Aaa		100,000	104,252
Utah Transit Authority, Sales Tax, Series B, Revenue Bond, 5.937%, 6/15/2039	Aa3		200,000	198,312

TOTAL MUNICIPAL BONDS (Identified Cost $1,717,007)				1,726,832

MUTUAL FUNDS - 5.0%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $2,537,042)			27,760	2,783,773

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES - 17.5%
Mortgage-Backed Securities - 17.5%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019	$13,969	$14,584
Fannie Mae, Pool #255274, 5.00%, 6/1/2019	12,439	12,987
Fannie Mae, Pool #256114, 4.50%, 1/1/2021	316,704	326,588
Fannie Mae, Pool #881624, 4.50%, 1/1/2021	264,104	272,346
Fannie Mae, Pool #902047, 5.00%, 11/1/2021	841,358	874,434
Fannie Mae, Pool #912409, 5.00%, 2/1/2022	116,974	121,572
Fannie Mae, Pool #254375, 6.50%, 7/1/2022	2,882	3,100
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010	42,483	43,821
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	135,916	141,174
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	424,354	444,152
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,211,317	1,237,385
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,151,721	1,193,399
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,070,864	1,139,487
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,442,877	2,488,204
Federal Home Loan Mortgage Corp., Pool #G03447, 5.50%, 10/1/2037	1,163,389	1,202,642
GNMA, Pool #487193, 5.00%, 4/15/2020	64,408	67,664
GNMA, Pool #563559, 6.50%, 4/15/2032	43,380	46,635
GNMA, Pool #631703, 6.50%, 9/15/2034	74,811	79,584

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,278,417)		9,709,758

The accompanying notes are an integral part of the financial statements.	10

Investment Portfolio - June 30, 2009 (unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 1.6%
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $907,863)	907,863	$907,863

TOTAL INVESTMENTS - 99.4% (Identified Cost $53,784,282)		55,153,651

OTHER ASSETS, LESS LIABILITIES - 0.6%		330,354

NET ASSETS - 100%		$55,484,005

Key:

G.O. Bond - General Obligation Bond

1Credit ratings from Moody's (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of June 30, 2009.

4The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of June 30, 2009.

5Security has been valued at fair value (see Note 2 to the financial statements).

11	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost, $53,784,282) (Note 2)	$55,153,651
Interest receivable	710,460
Receivable for fund shares sold	165,842
Dividends receivable	3,132

TOTAL ASSETS	56,033,085

LIABILITIES:

Accrued management fees (Note 3)	26,461
Accrued fund accounting and transfer agent fees (Note 3)	2,901
Accrued Chief Compliance Officer service fees (Note 3)	408
Payable for securities purchased	498,135
Audit fees payable	18,536
Other payables and accrued expenses	2,639

TOTAL LIABILITIES	549,080

TOTAL NET ASSETS	$55,484,005

NET ASSETS CONSIST OF:

Capital stock	$55,027
Additional paid-in-capital	54,668,913
Undistributed net investment income	1,401,051
Accumulated net realized loss on investments	(2,010,355)
Net unrealized appreciation on investments	1,369,369

TOTAL NET ASSETS	$55,484,005

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($55,484,005/5,502,745 shares)	$10.08

The accompanying notes are an integral part of the financial statements.	12

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$1,525,960
Dividends	74,376

Total Investment Income	1,600,336

EXPENSES:

Management fees (Note 3)	156,856
Fund accounting and transfer agent fees (Note 3)	18,300
Directors' fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Audit fees	16,067
Custodian fees	2,802
Miscellaneous	11,539

Total Expenses	213,586
Less reduction of expenses (Note 3)	(4,390)

Net Expenses	209,196

NET INVESTMENT INCOME	1,391,140

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(947,241)
Net change in unrealized appreciation (depreciation) on investments	1,685,993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	738,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,129,892

13	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,391,140	$2,368,992
Net realized loss on investments	(947,241)	(1,063,114)
Net change in unrealized appreciation (depreciation) on investments	1,685,993	(377,532)

Net increase from operations	2,129,892	928,346

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(2,422,528)
From net realized gain on investments	—	(247,034)

Total distributions to shareholders	—	(2,669,562)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	283,441	4,903,137

Net increase in net assets	2,413,333	3,161,921

NET ASSETS:

Beginning of period	53,070,672	49,908,751

End of period (including undistributed net investment income of $1,401,051 and $9,911, respectively)	$55,484,005	$53,070,672

The accompanying notes are an integral part of the financial statements.	14

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended			For the Period 4/21/05[1] to 12/31/05
		12/31/08	12/31/07	12/31/06

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.69	$10.05	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.25	0.45	0.42	0.36	0.21
Net realized and unrealized gain (loss) on investments	0.14	(0.30)	0.13	0.09	(0.11)

Total from investment operations	0.39	0.15	0.55	0.45	0.10

Less distributions to shareholders:
From net investment income	—	(0.46)	(0.42)	(0.36)	(0.21)
From net realized gain on investments	—	(0.05)	(0.06)	—	—

Total distributions to shareholders	—	(0.51)	(0.48)	(0.36)	(0.21)

Net asset value - End of period	$10.08	$9.69	$10.05	$9.98	$9.89

Net assets - End of period (000's omitted)	$55,484	$53,071	$49,909	$45,696	$28,578

Total return[2]	4.02%	1.66%	5.58%	4.51%	0.98%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.80%[3]	0.80%	0.80%	0.80%	0.80%[3]
Net investment income	5.32%[3]	4.73%	4.21%	3.87%	3.08%[3]
Portfolio turnover	28%	53%	346%	313%	293%

*The investment advisor did not impose all of its management fee and/or fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been

increased by the following amount:	0.02%[3]	0.03%	0.04%	0.08%	0.20%[3]

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

3Annualized.

15	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in investment-grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, sovereign bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	243,330	—	243,330	—
Debt securities:
US Treasury and other US government agencies	9,709,758	—	9,709,758	—
States and political subdivisions (municipals)	1,726,832	—	1,726,832	—
Corporate debt	38,355,894	—	38,355,894	—
Convertible corporate debt	1,283,812	—	1,283,812	—
Asset backed securities	142,389	—	142,389	—
Mutual funds	3,691,636	3,691,636	—	—
Other financial instruments**	—	—	—	—

Total	$55,153,651	$3,691,636	$51,462,015	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2009.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on June 30, 2009.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. No such investments were held by the Series on June 30, 2009.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. No such investments were held by the Series on June 30, 2009.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

19

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor waived fees of $3,905 for the six months ended June 30, 2009, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each

20

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $485, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $16,397,154 and $12,811,837, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $0 and $1,672,406, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Bond Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount

Sold	220,141	$2,135,500	938,735	$9,172,442
Reinvested	—	—	280,365	2,638,138
Repurchased	(193,511)	(1,852,059)	(708,923)	(6,907,443)

Total	26,630	$283,441	510,177	$4,903,137

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains

21

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$2,576,550
Long-term capital gains	93,012

For the year ended December 31, 2008, the Series elected to defer $222,810 of capital losses attributable to Post-October losses.

At December 31, 2008, the Series had a capital loss carryover of $840,304, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$53,805,994
Unrealized appreciation	$2,462,159
Unrealized depreciation	(1,114,502)

Net unrealized appreciation	$1,347,657

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

22

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

23

Manning & Napier Fund, Inc.

DIVERSIFIED TAX EXEMPT SERIES	|	Semi-Annual Report - June 30, 2009

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09
Actual	$1,000.00	$1,066.20	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2009 (unaudited)

Bond Types1

1As a percentage of net assets.

Credit Quality Ratings2,3

Aaa	17.6%
Aa	50.9%
A	19.0%
Baa	6.7%
Unrated investments	0.6%
Cash, short-term investments, and other assets, less liabilities	5.2%

2As a percentage of net assets.

3Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

Top Ten States4

Texas	6.8%
Washington	5.3%
Michigan	4.9%
New York	4.4%
Indiana	4.3%
Nevada	4.3%
Ohio	4.2%
California	4.1%
Illinois	3.8%
Virginia	3.7%

4As a percentage of total investments.

2

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS - 94.8%
Alabama - 0.8%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	BBB	[2]	$665,000	$665,120
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, NATL	5.250%	2/15/2017	A1		500,000	524,575
Odenville Utilities Board Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1		500,000	479,835

						1,669,530

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, NATL	4.100%	6/1/2017	A1		455,000	459,950

Arizona - 2.6%
Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	A1		680,000	675,016
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	A1		2,215,000	1,965,923
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1		1,500,000	1,520,670
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	A2		1,200,000	1,038,012

						5,199,621

California - 4.0%
California State, G.O. Bond	4.750%	12/1/2028	A2		795,000	676,132
California State, G.O. Bond	5.250%	2/1/2023	A2		500,000	486,120
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	A2		1,140,000	802,013
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aa3		1,810,000	1,658,919
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1		435,000	431,298
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1		425,000	420,546
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa3		840,000	773,640
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A3		1,395,000	1,279,843
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1		1,570,000	1,438,418

						7,966,929

Colorado - 1.1%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aa3		1,420,000	1,254,243
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A	[2]	1,000,000	866,280

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Colorado (continued)
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3		$105,000	$106,265

						2,226,788

Connecticut - 0.8%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa		1,545,000	1,558,426

Delaware - 1.4%
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa		1,500,000	1,511,505
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,268,997

						2,780,502

Florida - 3.4%
Cape Coral Utility Impt. Assessment, Special Assessment, NATL	4.500%	7/1/2021	Baa1		1,890,000	1,699,337
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		1,000,000	1,010,100
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aa1		1,280,000	1,256,550
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		2,000,000	2,196,980
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aa3		510,000	497,643

						6,660,610

Georgia - 2.2%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	A1		350,000	354,735
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	Baa1		310,000	272,000
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aa3		1,500,000	1,429,080
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa		1,270,000	1,283,437
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,571
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	217,688
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[3]	1,000,000	856,100

						4,418,611

Illinois - 3.7%
Chicago, Series D, G.O. Bond, FGRNA	5.500%	1/1/2035	Aa3		1,000,000	1,002,140
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aa3		1,500,000	1,367,085
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3		520,000	501,498
Cook County, Series A, G.O. Bond, FGRNA	5.000%	11/15/2022	Aa2		750,000	759,195

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois State, G.O. Bond	5.000%	12/1/2027	A1		$600,000	$605,034
Illinois State, G.O. Bond, NATL	5.250%	10/1/2018	A1		2,000,000	2,149,180
Illinois State, Series 1995 A, Certificate of Participation, NATL	5.600%	7/1/2010	Baa1		100,000	100,259
Springfield Electric, Revenue Bond, NATL	5.000%	3/1/2035	Aa3		1,000,000	969,010

						7,453,401

Indiana - 4.2%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[2]	1,450,000	1,459,410
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[2]	1,015,000	933,282
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aa3		1,500,000	1,517,415
La Porte County, G.O. Bond, FGRNA	5.200%	1/15/2018	A3		300,000	312,375
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	A1		550,000	526,471
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aa3		450,000	469,026
Shelbyville Independent Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1		3,000,000	3,218,760

						8,436,739

Iowa - 2.0%
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A3		425,000	435,259
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aa1		425,000	431,464
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1		995,000	1,042,780
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1		2,075,000	2,063,193

						3,972,696

Kansas - 2.8%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGRNA	4.000%	9/1/2022	A2		1,000,000	926,490
Miami County Unified School District No. 416 Louisburg, G.O. Bond, NATL	5.000%	9/1/2018	Baa1		2,000,000	2,099,320
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aa3		1,090,000	1,142,516
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aa3		700,000	703,409
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aa3		580,000	581,003

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Kansas (continued)
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aa3		$110,000	$114,532

						5,567,270

Kentucky - 0.9%
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, NATL	4.000%	10/1/2018	Aa3		1,655,000	1,688,365

Louisiana - 1.2%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa3		660,000	638,438
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa3		1,090,000	1,049,888
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Baa3		300,000	292,245
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	WR	[3]	400,000	372,308

						2,352,879

Maryland - 2.0%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,778,921
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1		345,000	347,025
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	982,650
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa		750,000	775,912

						3,884,508

Massachusetts - 2.9%
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aa1		1,000,000	1,014,160
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aa1		410,000	413,944
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa		850,000	832,796
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa		850,000	823,837
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa3		500,000	521,280
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa2		400,000	422,196
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2		1,000,000	1,140,620
Plymouth, Prerefunded, G.O. Bond, NATL	5.250%	10/15/2020	Aa2		100,000	104,571
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa3		400,000	405,964

						5,679,368

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Michigan - 4.9%
Bendle Public School District, School Building & Site, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa3		$640,000	$602,918
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3		750,000	648,675
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A3		1,500,000	1,181,820
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A3		2,000,000	1,904,720
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3		1,200,000	1,168,440
Muskegon Public Schools, G.O. Bond, FSA	5.000%	5/1/2020	Aa3		1,000,000	1,034,190
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aa3		565,000	565,966
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aa3		1,695,000	1,565,027
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aa3		1,015,000	982,327

						9,654,083

Minnesota - 2.8%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2		1,105,000	1,082,613
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa		1,500,000	1,530,390
Minnesota, G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,260,700
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA	[2]	555,000	545,571
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		175,000	201,824

						5,621,098

Mississippi - 0.3%
Biloxi Public School District, Revenue Bond, NATL	5.000%	4/1/2017	A3		500,000	508,930

Missouri - 1.2%
Missouri Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,376,567

Nebraska - 1.2%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aa2		2,640,000	2,407,680

Nevada - 4.2%
Clark County Transportation, Series A, G.O. Bond, FGRNA	4.500%	12/1/2019	Aa1		500,000	494,615
Clark County, G.O. Bond, FSA	4.750%	6/1/2027	Aa1		3,000,000	2,840,400
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aa1		1,500,000	1,417,965

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Nevada (continued)
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa1		$125,000	$120,987
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa2		2,040,000	2,096,671
North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	A1		1,500,000	1,445,115

						8,415,753

New Jersey - 3.1%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aa2		835,000	824,337
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aa2		1,000,000	975,210
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A3		930,000	936,417
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa		540,000	548,365
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Revenue Bond, FSA	4.250%	12/15/2022	Aa3		2,000,000	1,905,760
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aa2		1,000,000	919,940

						6,110,029

New Mexico - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, NATL	3.250%	6/1/2013	Aa2		785,000	817,523

New York - 4.3%
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aa3		2,225,000	2,106,163
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2		750,000	756,518
New York City Municipal Water Finance Authority, Series A, Revenue Bond	5.750%	6/15/2040	Aa2		2,590,000	2,766,405
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	AA	[2]	1,000,000	1,070,950
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	2,000,000	1,892,400

						8,592,436

North Carolina - 2.0%
Cary, Prerefunded, G.O. Bond	5.000%	3/1/2018	Aaa		700,000	735,714
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa		1,455,000	1,479,662

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
North Carolina (continued)
North Carolina Grant Anticipation, Revenue Bond, NATL	4.000%	3/1/2018	Aa3		$1,355,000	$1,390,162
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	A1		400,000	413,196

						4,018,734

North Dakota - 0.9%
Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa2		1,840,000	1,824,434

Ohio - 4.2%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aa3		660,000	609,550
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		1,000,000	1,108,190
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aa3		1,000,000	911,070
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1		1,450,000	1,492,572
Newark City School District, School Impt., G.O. Bond, FGRNA	4.250%	12/1/2027	A3		500,000	436,370
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa2		1,000,000	1,103,930
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	A1		2,500,000	2,265,150
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1		325,000	361,914

						8,288,746

Oklahoma - 1.0%
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aa1		2,000,000	2,015,520

Oregon - 2.5%
Metro, G.O. Bond	5.000%	6/1/2022	Aaa		3,000,000	3,238,800
Salem Water & Sewer, Revenue Bond, FSA	5.000%	5/1/2014	Aa3		1,120,000	1,249,472
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aa2		500,000	543,780

						5,032,052

Pennsylvania - 2.4%
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	1,000,000	878,960
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aa3		1,200,000	1,296,708
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	A1		530,000	581,903
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	22,939

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[2]	$855,000	$758,958
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aa3		1,500,000	1,306,170

						4,845,638

Rhode Island - 0.4%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1		1,000,000	840,780

South Carolina - 2.5%
Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa2		790,000	787,140
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1		1,000,000	1,115,400
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa		1,250,000	1,248,413
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1		2,000,000	1,720,160

						4,871,113

Texas - 6.7%
Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aa2		1,020,000	1,053,130
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa		750,000	750,098
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA	[2]	1,440,000	1,467,749
Clear Creek Independent School District, G.O. Bond, FSA	4.000%	2/15/2029	Aa3		2,340,000	2,033,554
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA	[2]	1,845,000	2,005,663
Fort Bend County, G.O. Bond, NATL	4.750%	3/1/2031	Aa2		1,000,000	968,370
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,179,777
McKinney Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa3		1,000,000	1,008,130
San Antonio Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa2		1,400,000	1,277,654
University of Texas Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,008,220
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa		500,000	504,220

						13,256,565

Utah - 1.7%
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1		1,240,000	999,428
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,192,246

The accompanying notes are an integral part of the financial statements.	10

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount	Value (Note 2)

MUNICIPAL BONDS (continued)
Utah (continued)
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa3		$795,000	$805,065
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aa1		300,000	323,352

						3,320,091

Vermont - 0.5%
Vermont, Series D, G.O. Bond	4.500%	7/15/2025	Aaa		1,000,000	1,027,490

Virginia - 3.6%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,122,040
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,500,675
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	A1		685,000	686,740
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	A1		2,500,000	2,495,675
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aa3		400,000	410,396

						7,215,526

Washington - 5.2%
Franklin County, G.O. Bond, FGRNA	5.125%	12/1/2022	A	[2]	1,000,000	991,820
King County Sewer, G.O. Bond, FGRNA	5.000%	1/1/2035	Aa1		1,255,000	1,255,000
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aa1		2,420,000	2,625,724
King County Sewer, Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa3		1,070,000	988,552
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aa3		1,460,000	1,524,561
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa2		2,000,000	1,930,100
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1		1,000,000	1,047,750

						10,363,507

West Virginia - 0.4%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGRNA	4.250%	11/1/2026	A	[2]	820,000	733,744

Wisconsin - 2.2%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[2]	1,500,000	1,418,025
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa2		1,195,000	1,291,126
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa3		450,000	466,821
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	A1		500,000	524,030

11	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2009 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aa3	$700,000	$722,134

					4,422,136

TOTAL MUNICIPAL BONDS (Identified Cost $191,966,998)					188,556,368

SHORT-TERM INVESTMENTS - 3.8%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $7,540,972)				7,540,972	7,540,972

TOTAL INVESTMENTS - 98.6% (Identified Cost $199,507,970)					196,097,340

OTHER ASSETS, LESS LIABILITIES - 1.4%					2,805,507

NET ASSETS - 100%					$198,902,847

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2009, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 35.4%; FSA - 21.9%.

The accompanying notes are an integral part of the financial statements.	12

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:

Investments, at value (identified cost $199,507,970) (Note 2)	$196,097,340
Interest receivable	2,415,394
Receivable for fund shares sold	1,313,412
Dividends receivable	2,918
Prepaid expenses	1,777

TOTAL ASSETS	199,830,841

LIABILITIES:

Accrued management fees (Note 3)	80,578
Accrued fund accounting and transfer agent fees (Note 3)	14,229
Accrued Chief Compliance Officer service fees (Note 3)	400
Payable for fund shares repurchased	814,599
Audit fees payable	18,188

TOTAL LIABILITIES	927,994

TOTAL NET ASSETS	$198,902,847

NET ASSETS CONSIST OF:

Capital stock	$184,931
Additional paid-in-capital	200,306,039
Undistributed net investment income	1,352,578
Accumulated net realized gain on investments	469,929
Net unrealized depreciation on investments	(3,410,630)

TOTAL NET ASSETS	$198,902,847

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($198,902,847/18,493,098 shares)	$10.76

13	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$4,337,690
Dividends	10,577

Total Investment Income	4,348,267

EXPENSES:

Management fees (Note 3)	492,761
Fund accounting and transfer agent fees (Note 3)	70,754
Directors' fees (Note 3)	6,123
Chief Compliance Officer service fees (Note 3)	1,899
Custodian fees	6,223
Miscellaneous	33,141

Total Expenses	610,901
Less reduction of expenses (Note 3)	(1,812)

Net Expenses	609,089

NET INVESTMENT INCOME	3,739,178

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	178,182
Net change in unrealized depreciation on investments	8,873,918

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,052,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,791,278

The accompanying notes are an integral part of the financial statements.	14

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/09 (unaudited)	For the Year Ended 12/31/08

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,739,178	$8,422,128
Net realized gain on investments	178,182	670,931
Net change in unrealized appreciation (depreciation) on investments	8,873,918	(14,523,593)

Net increase (decrease) from operations	12,791,278	(5,430,534)

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(4,654,515)	(7,556,016)
From net realized gain on investments	—	(368,882)

Total distributions to shareholders	(4,654,515)	(7,924,898)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(6,969,491)	(24,617,544)

Net increase (decrease) in net assets	1,167,272	(37,972,976)

NET ASSETS:

Beginning of period	197,735,575	235,708,551

End of period (including undistributed net investment income of $1,352,578 and $2,267,915, respectively)	$198,902,847	$197,735,575

15	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/09 (unaudited)	For the Years Ended
		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.34	$10.92	$10.95	$10.90	$10.99	$11.04

Income (loss) from investment operations:
Net investment income	0.22	0.42	0.36	0.37	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.46	(0.62)	(0.02)	0.05	(0.09)	0.04

Total from investment operations	0.68	(0.20)	0.34	0.42	0.28	0.41

Less distributions to shareholders:
From net investment income	(0.26)	(0.36)	(0.37)	(0.36)	(0.36)	(0.45)
From net realized gain on investments	—	(0.02)	—[2]	(0.01)	(0.01)	(0.01)

Total distributions to shareholders	(0.26)	(0.38)	(0.37)	(0.37)	(0.37)	(0.46)

Net asset value - End of period	$10.76	$10.34	$10.92	$10.95	$10.90	$10.99

Net assets - End of period (000’s omitted)	$198,903	$197,736	$235,709	$167,689	$112,965	$86,441

Total return[1]	6.62%	(1.79%)	3.20%	3.94%	2.60%	3.80%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.62%*[3]	0.61%	0.62%	0.66%	0.71%	0.77%
Net investment income	3.79%[3]	3.75%	3.65%	3.71%	3.58%	3.63%
Portfolio turnover	0%	7%	3%	5%	2%	5%

*The investment advisor did not impose all of its fund accounting and transfer agent fees during the period ended 6/30/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[3,4].

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

2Less than $0.01 per share.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	16

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2009, 4.5 billion shares have been designated in total among 28 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	6/30/2009	Level 1	Level 2	Level 3

Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	188,556,368	—	188,556,368	—
Mutual funds	7,540,972	7,540,972	—	—
Other financial instruments**	—	—	—	—

Total	$196,097,340	$7,540,972	$188,556,368	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or June 30, 2009.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily. Dividend income is recorded on an accrual basis on ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2009, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Recent Accounting Pronouncements

FASB Staff Position (FSP) 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosure that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position and financial performance. FIN 45-4 amends FIN 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has concluded that the adoption of FAS 133-1 and FIN 45-4 does not have an effect on the Series’ financial statements as the Series does not hold any credit derivatives or guarantees as of June 30, 2009.

Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was also implemented during the period. FAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position and performance. Management has concluded that the adoption of FAS 161 does not have an effect on the Series’ financial statements as the Series did not have any derivative or hedging activities for the six months ended June 30, 2009.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

19

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2010, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2009, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accountant and sub-transfer agent. The Advisor voluntarily agreed to waive a portion of the fund accounting

20

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

and transfer agent fees for the period March 1, 2009 to April 30, 2009. Accordingly, the Advisor waived fees of $1,812, which is included as a reduction of expenses on the Statement of Operations.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than United States Government securities and short-term securities, were $0 and $14,513,845, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Diversified Tax Exempt Series were:

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
	Shares	Amount	Shares	Amount

Sold	1,408,912	$15,257,995	3,614,800	$38,536,015
Reinvested	404,389	4,298,729	708,211	7,370,140
Repurchased	(2,451,328)	(26,526,215)	(6,773,780)	(70,523,699)

Total	(638,027)	$(6,969,491)	(2,450,769)	$(24,617,544)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2009.

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2008 were as follows:

Ordinary income	$50,039
Tax exempt income	7,521,726
Long-term capital gains	353,133

21

Notes to Financial Statements (unaudited)

7.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$199,482,275
Unrealized appreciation	$2,914,829
Unrealized depreciation	(6,299,764)

Net unrealized depreciation	$(3,384,935)

8.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

22

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

23

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

a.	See Investment Portfolios under Item 1 on this Form N-CSR.

b.	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 28, 2009

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

August 28, 2009